                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 33-39242

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 44                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     File No. 811-6247

     Amendment No. 44                                                [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
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               (Exact Name of Registrant as Specified in Charter)

                     4500 MAIN STREET, KANSAS CITY, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

   DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MO 64111
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                     (Name and Address of Agent for Service)

  Approximate Date of Proposed Public Offering: May 1, 2006

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on May 1, 2006 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

May 1, 2006

American Century Investments
PROSPECTUS

NT EMERGING MARKETS FUND

THE FUND IS AVAILABLE FOR PURCHASE ONLY BY CERTAIN FUNDS OF FUNDS ADVISED BY
AMERICAN CENTURY. THE FUND IS CLOSED TO OTHER INVESTORS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund will invest at least 80% of its assets in equity securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund's portfolios will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry.

The fund's principal risks include

*  FOREIGN RISK - The fund invests in foreign securities, which are generally riskier than U.S. securities. As a result, the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses.

*  CURRENCY RISK - Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

*  GROWTH STOCKS - Investments in growth stocks may involve special risks and their prices may fluctuate more dramatically than the overall stock market.

*  TOBACCO EXCLUSION - The fund's prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.

*  MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
5.

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        AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

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2

Fund Performance History

The fund's performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund's historical returns from year to year.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit americancentury.com.

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3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares (other than a $10 fee to redeem by wire)

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                 DISTRIBUTION                  TOTAL ANNUAL
                  MANAGEMENT     AND SERVICE     OTHER         FUND OPERATING
                  FEE(1)         (12B-1) FEES    EXPENSES(2)   EXPENSES
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Institutional     1.64%          None            0.01%         1.65%
Class
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(1)  THE FUND PAYS THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE
     GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY
     ASSETS DECREASE. FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE,
     INCLUDING AN EXPLANATION OF STRATEGY ASSETS, SEE The Investment Advisor
     UNDER Management.

(2)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, ARE
     EXPECTED TO BE 0.01% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                           1 YEAR                        3 YEARS
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Institutional Class                        $167                          $517
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4

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund will invest at least 80% of its assets in EQUITY SECURITIES of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.

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        EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
        EQUITY-EQUIVALENT SECURITIES, SUCH AS SECURITIES CONVERTIBLE INTO COMMON
        STOCK, STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century.
In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund's portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

In addition to locating strong companies with earnings, revenue and/or cash flow growth, the portfolio managers believe that it is important to diversify the fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, the fund can purchase other types of securities as well, such as forward currency exchange contracts, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

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5

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent the fund assumes a defensive position, however, it will not be pursuing its objective of capital growth.

In determining whether a company is foreign, the portfolio managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The fund considers developed countries to include Australia, Austria, Belgium, Bermuda, Canada,
Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan,
Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain,
Sweden, Switzerland, the United Kingdom and the United States. In addition, as used in the statement of additional information, securities of issuers in emerging market (non-developed) countries means securities of issuers that (i)
have their principal place of business or principal office in an emerging market country or (ii) derive a significant portion of their business from emerging market countries.

The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the fund will sell the security as soon as reasonably possible.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, investments in foreign countries are subject to currency risk, meaning that because the fund's investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of smaller foreign companies generally presents unique risks in addition to the typical risks of investing in foreign securities.
Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing economic conditions. These factors may cause investments in smaller foreign companies to experience more price volatility.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

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6

Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and growth stock prices tend to fluctuate more dramatically than the overall stock market.

The portfolio managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

The fund is not permitted to invest in certain tobacco-related securities. As a result, the fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

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7

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Global Investment Management,
Inc. (the advisor or ACGIM). The advisor has been managing mutual funds since
January 2005 and is headquartered at 666 3rd Avenue, 23rd Floor, New York, New
York 10017.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate. The advisor has hired American Century Investment Management,
Inc. (ACIM) to make the day-to-day investment decisions for the cash portion of the fund. ACIM performs this function under the supervision of the advisor and the fund's Board of Directors. ACIM has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is determined by applying a formula that takes into account all of the advisor's assets under management in the fund's investment strategy
("strategy assets"). Strategy assets include the assets of the fund and the
Emerging Markets fund as well as certain assets of other clients of the advisor outside the American Century fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies. The use of strategy assets, rather than fund assets, in calculating the fund's fee rate could allow the fund to realize scheduled cost savings more quickly. However, it is possible that the fund's strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate.

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8

The fund will pay the advisor a unified management fee of 1.65% of its pro rata share of the first $250 million of the strategy assets, 1.55% of its pro rata share of the next $250 million of the strategy assets, 1.30% of its pro rata share of the next $500 million of the strategy assets, 1.05% of its pro rata share over $1 billion of the strategy assets.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio manager on the investment team who is primarily responsible for the day-to-day management of the fund is:

MICHAEL J. DONNELLY

Mr. Donnelly, Vice President and Senior Portfolio Manager, has been a member of the team that manages NT Emerging Markets since the fund's inception. He joined American Century in August 1997 as a portfolio manager. He has a bachelor of arts from Yale University and an MBA in management, international business and international finance from Kellogg Graduate School of Management,
Northwestern University. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio manager, if any, the structure of his compensation, and his ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

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9

INVESTING WITH AMERICAN CENTURY

PURCHASE OF FUND SHARES

The fund is available for purchase only by certain funds of funds advised by
American Century. Transactions involving fund shares are effected using systems and procedures internal to American Century.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

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        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

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10

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because American
Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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11

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

*  for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  for funds that invest in debt securities, a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

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12

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized on the sale of investment securities. The fund generally pays distributions from net income, if any, once a year in December. Distributions from realized capital gains are paid twice a year, usually in March and December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
13

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the statement of additional information for a more complete discussion of the tax consequences of owning shares of the fund.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

If a fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

------
14

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions-including exchanges to other American Century funds-are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
15

NOTES

------
16

NOTES

------
17

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON              SEC Public Reference Room, Washington, D.C.
                       Call 202-942-8090 for location and hours.

ON THE INTERNET        * EDGAR database at sec.gov
                       * By email request at publicinfo@sec.gov

BY MAIL                SEC Public Reference Section
                       Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                                                      FUND CODE
--------------------------------------------------------------------------------
NT Emerging Markets Fund
  Institutional Class                                               451
--------------------------------------------------------------------------------

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
americancentury.com

Institutional Class
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575

0605
SH-PRS-48725

May 1, 2006

American Century
Investments

PROSPECTUS

NT INTERNATIONAL GROWTH FUND

THE FUND IS AVAILABLE FOR PURCHASE ONLY BY CERTAIN FUNDS OF FUNDS ADVISED BY
AMERICAN CENTURY. THE FUND IS CLOSED TO OTHER INVESTORS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The fund invests primarily in securities of companies located in at least three developed countries world-wide (excluding the United States). The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund's portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry.

The fund's principal risks include

*  FOREIGN RISK - The fund invests primarily in foreign securities, which are generally riskier than U.S. securities. As a result the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events
   (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund's investments in that country to experience gains or losses.

*  CURRENCY RISK - Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

*  GROWTH STOCKS - Investments in growth stocks may involve special risks and their prices may fluctuate more dramatically than the overall stock market.

*  TOBACCO EXCLUSION - The fund's prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.

*  MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

*  PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
5.

        [graphic of triangle]

        AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

The fund's performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund's historical returns from year to year.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, please visit americancentury.com.

------
3

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century

*  to reinvest dividends in additional shares

*  to exchange into the same class of shares of other American Century funds

*  to redeem your shares (other than a $10 fee to redeem by wire)

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                 DISTRIBUTION                  TOTAL ANNUAL
                  MANAGEMENT     AND SERVICE     OTHER         FUND OPERATING
                  FEE(1)         (12B-1) FEES    EXPENSES(2)   EXPENSES
--------------------------------------------------------------------------------
Institutional     1.03%          None            0.00%         1.03%
Class
--------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE
     GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY
     ASSETS DECREASE. FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE,
     INCLUDING AN EXPLANATION OF STRATEGY ASSETS, SEE The Investment Advisor
     UNDER Management.

(2)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund

*  redeem all of your shares at the end of the periods shown below

*  earn a 5% return each year

*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                           1 YEAR                        3 YEARS
--------------------------------------------------------------------------------
Institutional Class                        $105                          $327
--------------------------------------------------------------------------------

------
4

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund's assets will be primarily invested in EQUITY SECURITIES of companies located in at least three developed countries (excluding the United States).

        [graphic of triangle]

        EQUITY SECURITIES INCLUDE COMMON STOCK, PREFERRED STOCK, AND
        EQUITY-EQUIVALENT SECURITIES, SUCH AS SECURITIES CONVERTIBLE INTO COMMON
        STOCK, STOCK FUTURES CONTRACTS OR STOCK INDEX FUTURES CONTRACTS.

The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century.
In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using American Century's extensive computer database, as well as other primary analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund's portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

In addition to locating strong companies with earnings and revenue growth, the portfolio managers believe that it is important to diversify the fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, the fund can purchase other types of securities as well, such as forward currency exchange contracts, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

------
5

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent the fund assumes a defensive position, however, it will not be pursuing its objective of capital growth.

In determining whether a company is foreign, the portfolio managers will consider various factors, including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The fund considers developed countries to include Australia, Austria, Belgium, Bermuda, Canada,
Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan,
Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain,
Sweden, Switzerland, the United Kingdom and the United States. In addition, as used in the statement of additional information, securities of issuers in emerging market (non-developed) countries means securities of issuers that (i)
have their principal place of business or principal office in an emerging market country or (ii) derive a significant portion of their business from emerging market countries.

The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the fund will sell the security as soon as reasonably possible.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, investments in foreign countries are subject to currency risk, meaning that because the fund's investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized and growth stock prices tend to fluctuate more dramatically than the overall stock market.

------
6

The portfolio managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

The fund is not permitted to invest in certain tobacco-related securities. As a result, the fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

------
7

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Global Investment Management,
Inc. (the advisor or ACGIM). The advisor has been managing mutual funds since
January 2005 and is headquartered at 666 3rd Avenue, 23rd Floor, New York, New
York 10017.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate. The advisor has hired American Century Investment Management,
Inc. (ACIM) to make the day-to-day investment decisions for the cash portion of the fund. ACIM performs this function under the supervision of the advisor and the fund's Board of Directors. ACIM has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is determined by applying a formula that takes into account all of the advisor's assets under management in the fund's investment strategy
("strategy assets"). Strategy assets include the assets of the fund and the
International Growth fund as well as certain assets of other clients of the advisor outside the American Century fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies. The use of strategy assets, rather than fund assets, in calculating the fund's fee rate could allow the fund to realize scheduled cost savings more quickly.
However, it is possible that the fund's strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate.

The fund will pay the advisor a unified management fee of 1.30% of its pro rata share of the first $1 billion of the strategy assets, 1.00% of its pro rata share of the next $1 billion of the strategy assets, 0.90% of its pro rata share over $2 billion of the strategy assets.

------
8

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

MICHAEL M. PERELSTEIN

Mr. Perelstein, Vice President and Senior Portfolio Manager, has been a member of the team that manages NT International Growth since the fund's inception. He joined American Century in October 2004. Prior to joining American Century, he was chief investment officer and managing partner with Ellis Island Partners LLC from May 2002 to October 2004 and executive vice president and head of international equities with Schroder Investment Management from January 1997 to
May 2002. He has a bachelor's degree in economics from Brandeis University, an
MA in economics from the University of Chicago and an MBA in finance from the
University of Chicago.

KEITH CREVELING

Mr. Creveling, Vice President and Portfolio Manager, has been a member of the team that manages NT International Growth since the fund's inception. He joined
American Century in October 1999 and became a portfolio manager in April 2002.
He has a bachelor's degree in accounting from Drexel University and an MBA from the Stern School of Business, New York University. He is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

------
9

INVESTING WITH AMERICAN CENTURY

PURCHASE OF FUND SHARES

The fund is available for purchase only by certain funds of funds advised by
American Century. Transactions involving fund shares are effected using systems and procedures internal to American Century.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

------
10

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because American
Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

------
11

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

*  for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  for funds that invest in debt securities, a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

------
12

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized by the fund on the sale of its investment securities. The fund generally pays distributions from net income, if any, once a year in December.
Distributions from realized capital gains are paid twice a year, usually in
March and December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
13

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the statement of additional information for a more complete discussion of the tax consequences of owning shares of the fund.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

If a fund's distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

------
14

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions-including exchanges to other American Century funds-are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
15

NOTES

------
16

NOTES

------
17

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON              SEC Public Reference Room
                       Washington, D.C.
                       Call 202-942-8090 for location and hours.

ON THE INTERNET        * EDGAR database at sec.gov
                       * By email request at publicinfo@sec.gov

BY MAIL                SEC Public Reference Section
                       Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                                                     FUND CODE
--------------------------------------------------------------------------------
NT International Growth Fund
  Institutional Class                                              431
--------------------------------------------------------------------------------

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
americancentury.com

Institutional Class
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575

0605
SH-PRS-48724

May 1, 2006

American Century Investments
statement of additional information

American Century World Mutual Funds, Inc.

Emerging Markets Fund
Global Growth Fund
International Discovery Fund
International Growth Fund
International Opportunities Fund
International Stock Fund
International Value Fund
Life Sciences Fund
NT Emerging Markets
NT International Growth
Technology Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED APRIL 1, 2006 AND MAY 1, 2006, BUT IS NOT A PROSPECTUS. THE
STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE
FUNDS' CURRENT PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE
CONTACT US AT ONE OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER
OR VISITAMERICAN CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL INVESTORS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

------

THE FUNDS' HISTORY

American Century World Mutual Funds, Inc., is a registered open-end management investment company that was organized in 1990 as a Maryland corporation under the name Twentieth Century World Investors, Inc. In January 1997, it changed its name to American Century World Mutual Funds, Inc. Throughout this statement of additional information we refer to American Century World Mutual Funds, Inc. as the corporation.

For accounting and performance purposes, the International Value fund is the post-reorganization successor to the Mason Street International Equity fund. All references to fees and expenses paid by the International Value fund prior to
April 1, 2006, are for the fiscal year ended March 31, and represent amounts paid by the Mason Street International Equity fund.

Each fund described in this statement of additional information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

FUND/CLASS                            TICKER SYMBOL               INCEPTION DATE
--------------------------------------------------------------------------------
Emerging Markets
  Investor Class                        TWMIX                       09/30/1997
--------------------------------------------------------------------------------
  Institutional Class                   AMKIX                       01/28/1999
--------------------------------------------------------------------------------
  C Class                               ACECX                       12/18/2001
--------------------------------------------------------------------------------
  Advisor Class                         AEMMX                       05/12/1999
--------------------------------------------------------------------------------
Global Growth
  Investor Class                        TWGGX                       12/01/1998
--------------------------------------------------------------------------------
  Institutional Class                   AGGIX                       08/01/2000
--------------------------------------------------------------------------------
  A Class                               ACWAX                       12/01/2005
--------------------------------------------------------------------------------
  B Class                               ACWBX                       12/01/2005
--------------------------------------------------------------------------------
  C Class                               AGLCX                       03/01/2002
--------------------------------------------------------------------------------
  R Class                               AGORX                       07/29/2005
--------------------------------------------------------------------------------
  Advisor Class                         AGGRX                       02/05/1999
--------------------------------------------------------------------------------
International Discovery
  Investor Class                        TWEGX                       04/01/1994
--------------------------------------------------------------------------------
  Institutional Class                   TIDIX                       01/02/1998
--------------------------------------------------------------------------------
  Advisor Class                         ACIDX                       04/28/1998
--------------------------------------------------------------------------------
International Growth
  Investor Class                        TWIEX                       05/09/1991
--------------------------------------------------------------------------------
  Institutional Class                   TGRIX                       11/20/1997
--------------------------------------------------------------------------------
  A Class                               CAIGX                       01/31/2003
--------------------------------------------------------------------------------
  B Class                               CBIGX                       01/31/2003
--------------------------------------------------------------------------------
  C Class                               AIWCX                       06/04/2001
--------------------------------------------------------------------------------
  R Class                               ATGRX                       08/29/2003
--------------------------------------------------------------------------------
  Advisor Class                         TWGAX                       10/02/1996
--------------------------------------------------------------------------------
International Opportunities
  Investor Class                        AIOIX                       06/01/2001
--------------------------------------------------------------------------------
  Institutional Class                   ACIOX                       01/09/2003
--------------------------------------------------------------------------------
International Stock
  Investor Class                        ASKIX                       03/31/2005
--------------------------------------------------------------------------------
International Value
  Investor Class                        ACEVX                       04/03/2006
--------------------------------------------------------------------------------
  Institutional Class                   ACVUX                       04/03/2006
--------------------------------------------------------------------------------
  A Class                               MEQAX                       03/31/1997
--------------------------------------------------------------------------------
  B Class                               MEQBX                       03/31/1997
--------------------------------------------------------------------------------
  C Class                               ACCOX                       04/03/2006
--------------------------------------------------------------------------------
  R Class                               ACVRX                       04/03/2006
--------------------------------------------------------------------------------
Life Sciences
  Investor Class                        ALSIX                       06/30/2000
--------------------------------------------------------------------------------
  Institutional Class                   AILSX                       07/17/2000
--------------------------------------------------------------------------------
  C Class                               ALFSX                       11/29/2001
--------------------------------------------------------------------------------
  Advisor Class                         ALSVX                       11/14/2000
--------------------------------------------------------------------------------

------

FUND/CLASS                            TICKER SYMBOL               INCEPTION DATE
--------------------------------------------------------------------------------
NT Emerging Markets
  Institutional Class                   N/A                         05/12/2006
--------------------------------------------------------------------------------
NT International Growth
  Institutional Class                   N/A                         05/12/2006
--------------------------------------------------------------------------------
Technology
  Investor Class                        ATCIX                       06/30/2000
--------------------------------------------------------------------------------
  Institutional Class                   ATYIX                       07/14/2000
--------------------------------------------------------------------------------
  Advisor Class                         ATADX                       06/30/2000
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Global Investment Management, Inc. or American Century Investment Management,
Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND RISKS, which begins on page 4.
In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the prospectuses.

Emerging Markets, Global Growth, International Discovery, International Growth,
International Opportunities, International Stock, International Value, NT
Emerging Markets and NT International Growth are diversified as defined in the
Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

Life Sciences and Technology are non-diversified. Nondiversified means that a fund may invest a greater portion of its assets in a smaller number of securities than a diversified fund. Although Life Sciences and Technology's portfolio managers expect that the funds will ordinarily satisfy the requirements of a diversified fund, their nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the funds' methodology.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2)  with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the funds'
prospectuses, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the advisor's intention that each fund will generally consist of foreign (and U.S. in the case of Global Growth, Life Sciences and
Technology) equity and equity-equivalent securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques, such as those reflected in Table 1 on page 4, when such a course is deemed appropriate in order to pursue a fund's investment objective.

So long as a sufficient number of acceptable securities are available, the portfolio managers intend to keep the funds fully invested, regardless of the movement of stock or bond prices generally. In most circumstances, each fund's actual level of cash and cash equivalents will be less than 10%. The managers may use futures as a way to expose each fund's cash assets to the market, while maintaining liquidity. As mentioned in the prospectuses, the managers may not leverage a fund's portfolio, so there is no greater market risk to the funds than if they purchase stocks. See DERIVATIVE SECURITIES, page 8, SHORT-TERM
SECURITIES, page 11 and FUTURES AND OPTIONS, page 12.

------

TABLE 1

AN "X" IN THE TABLE BELOW INDICATES THAT THE FUND MAY INVEST IN THE SECURITY OR
EMPLOY THE INVESTMENT TECHNIQUE THAT APPEARS IN THE CORRESPONDING ROW.

                          GLOBAL
                          GROWTH,
              EMERGING    INTERNATIONAL                                                                LIFE
              MARKETS AND GROWTH AND                                                                   SCIENCES
              NT EMERGING NT INTERNATIONAL INTERNATIONAL  INTERNATIONAL  INTERNATIONAL  INTERNATIONAL  AND
              MARKETS     GROWTH           DISCOVERY      OPPORTUNITIES  STOCK          VALUE          TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------
Foreign       X           X                X              X              X              X              X
Securities
-----------------------------------------------------------------------------------------------------------------
Equity        X           X                X              X              X              X              X
Equivalents
-----------------------------------------------------------------------------------------------------------------
Debt          20%         35%              35%            35%            20%            20%            35%
Securities
-----------------------------------------------------------------------------------------------------------------
Convertible   X           X                X              X              X              X              X
Securities
-----------------------------------------------------------------------------------------------------------------
Short Sales   X           X                X              X              X              X              X
-----------------------------------------------------------------------------------------------------------------
Portfolio     33-1/3%    33-1/3%          33-1/3%        33-1/3%         33-1/3%        33-1/3%        33-1/3%
Lending
-----------------------------------------------------------------------------------------------------------------
Derivative    X           X                X              X              X              X              X
Securities
-----------------------------------------------------------------------------------------------------------------
Investments   10%         5%               10%            20%            5%             10%            15%
in Issuers
with Limited
Operating
Histories
-----------------------------------------------------------------------------------------------------------------
Repurchase    X           X                X              X              X              X              X
Agreements
-----------------------------------------------------------------------------------------------------------------
When-Issued   X           X                X              X              X              X              X
and Forward
Commitment
Agreements
-----------------------------------------------------------------------------------------------------------------
Illiquid      15%         15%              15%            15%            15%            15%            15%
Securities
-----------------------------------------------------------------------------------------------------------------
Short-Term    X           X                X              X              X              X              X
Securities
-----------------------------------------------------------------------------------------------------------------
Other         10%         10%              10%            10%            10%            10%            10%
Investment
Companies
-----------------------------------------------------------------------------------------------------------------
Futures &     X           X                X              X              X              X              X
Options
-----------------------------------------------------------------------------------------------------------------
Foreign       X           X                X              X              X              X              X
Currency
Transactions
and Forward
Exchange
Contracts
-----------------------------------------------------------------------------------------------------------------

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques that the portfolio managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular investment vehicle and whether there is a limit on the amount of fund assets that can be invested in such vehicle or technique, consult Table 1.

Foreign Securities

Each fund may invest in the securities of foreign issuers, including foreign governments, when these securities meet the fund's standards of selection.

A description of the funds' investment strategies regarding foreign securities is contained in the funds' prospectuses. Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies including:

CURRENCY RISK. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

------

POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the
Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company's share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company's share register is controlling. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered on the issuer's share register at the time of the transaction, or that a fund's ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the funds intend to invest directly in Russian companies that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the funds.

EMERGING MARKETS RISK. Investing in emerging market companies generally is also riskier than investing in other foreign securities. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries.
These countries also may lack the legal, business and social framework to support securities markets.

As a result of the foregoing risks, these funds are intended for aggressive investors seeking significant gains through investments in foreign securities.
Those investors must be willing and able to accept the significantly greater risks associated with the investment strategy that the funds will pursue. An investment in the funds is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.

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Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible securities. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. An example of one type of derivative security in which the funds might invest is a depositary receipt.

The funds may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts, depositary shares or similar instruments (DRs) for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds also may purchase securities of such issuers in foreign markets, either on foreign securities exchanges, electronic trading networks or in over-the-counter markets.

Debt Securities

The managers believe that equity securities ordinarily offer the greatest potential for capital appreciation. The funds may invest, however, in any security the managers believe has the potential for capital appreciation. When the managers believe that the total return potential of other securities equals or exceeds the potential return of equity securities, each fund (except Emerging
Markets, International Stock, International Value and NT Emerging Markets, which are 20%) may invest up to 35% of its assets in such other securities. The other securities the funds may invest in are bonds, notes and debt securities of companies, and obligations of domestic or foreign governments and their agencies.

The funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth. Global Growth, International Growth, International Stock and NT
International Growth will limit their purchases of debt securities to investment-grade obligations except convertible securities, which may be rated below investment grade. For long-term debt obligations, this includes securities that are rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation (S&P), or that are not rated but are considered by the managers to be of equivalent quality. According to Moody's, bonds rated
Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities. See EXPLANATION OF FIXED-INCOME SECURITIES RATINGS, page 64.

Emerging Markets, International Discovery, International Opportunities and NT
Emerging Markets have no credit quality or maturity restrictions with regard to the bonds, corporate debt securities and government obligations in which the funds may invest, although less than 35% (20% for Emerging Markets,
International Value and NT Emerging Markets) of each fund's assets will be invested in below-investment-grade fixed income securities. See EXPLANATION OF
FIXED-INCOME SECURITIES RATINGS, page 64. Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will be chosen primarily for their appreciation potential, a fund also may take the potential for income into account when selecting investments.

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In addition to other factors that will affect its value, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of a fund, impact the net asset value of that fund's shares.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.

The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general, the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a non-convertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While

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the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of
Governors of the Federal Reserve. If a fund engages in a short sale, the fund's custodian will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price.
There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

*  through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices). For example, Standard & Poor's Depositary
Receipts, also known as "spiders," track the price performance and dividend yield of an S&P Index by providing a stake in the stocks that make up that index.

In addition, the funds may make foreign investments either directly in foreign securities or indirectly by purchasing derivative securities known as depositary receipts, depositary shares or similar instruments (DRs) for foreign securities.
DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds also may purchase securities of issuers in foreign markets, either on foreign securities exchanges, electronic trading networks or in over-the-counter markets.

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

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The funds' Board of Directors has reviewed the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Swap Agreements

Each fund may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s).
The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether a fund's use of swap agreements will be successful depends on the advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Investments in Issuers with Limited Operating Histories

The funds may invest a portion of their assets in the equity securities of issuers with limited operating histories. The portfolio managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous

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operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund's investments in a trust created for the purpose of pooling mortgage obligations or other financial assets would not be subject to the limitation.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase Agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to

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purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, a fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves
(which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

*  Commercial Paper;

*  Certificates of Deposit and Euro Dollar Certificates of Deposit;

*  Bankers' Acceptances;

*  Short-term notes, bonds, debentures, or other debt instruments;

*  Repurchase agreements; and

*  Money market funds.

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of the fund's total assets in the aggregate.

These investments may include investments in money market funds managed by the advisor. Any investments in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

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Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

*  3% of the total voting stock of any one investment company,

*  5% of the fund's total assets with respect to any one investment company,
   and

*  10% of the fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Each fund may invest in exchange traded funds (ETFs), such as Standard & Poor's
Depositary Receipts (SPDRs) and the Lehman Aggregate Bond ETF, with the same percentage limitations as investments in registered investment companies. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities (taking a short futures position), or

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The portfolio managers may engage in futures and options transactions based on securities indices, provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Morgan Stanley Capital International (MSCI) Europe,
Australasia, Far East (EAFE) Index, the S&P/Citigroup EMI Growth World ex-US
Index, the MSCI Emerging Markets Free Index, the S&P Composite 1500 Technology
Index and the S&P Composite Health Care Index. The managers also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges

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and trading are regulated under the Commodity Exchange Act by the Commodity
Futures Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments, to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not

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limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Foreign Currency Transactions and Forward Exchange Contracts

A fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management strategies involving forward contracts. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

(1)  Settlement Hedges or Transaction Hedges. When the portfolio managers wish to lock in the U.S. dollar price of a foreign currency denominated security when a fund is purchasing or selling the security, the fund may enter into a forward contract to do so. This type of currency transaction, often called a "settlement hedge" or "transaction hedge," protects the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., settled). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the portfolio managers. This strategy is often referred to as "anticipatory hedging."

(2)  Position Hedges. When the portfolio managers believe that the currency of a particular foreign country may suffer substantial decline against the
     U.S. dollar, a fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating

------

     the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a "position hedge." For example, if a fund owned securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S. dollars to hedge against possible declines in the Euro's value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.

     A fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the fund's existing investments are denominated. This type of hedge, often called a "proxy hedge," could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

     At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract.
     Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)  Shifting Currency Exposure. A fund may also enter into forward contracts to shift its investment exposure from one currency into another.
     This may include shifting exposure from U.S. dollars to foreign currency, or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the portfolio managers believed that the U.S. dollar may suffer a substantial decline against the
     Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful use of currency management strategies will depend on the fund management team's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the portfolio managers anticipate. For example, if a currency's value rose at a time when the portfolio manager hedged a fund by selling the currency in exchange for U.S. dollars, a fund would not participate in the currency's appreciation. Similarly, if the portfolio managers increase a fund's exposure to a currency and that currency's value declines, a fund will sustain a loss. There is no assurance that the portfolio managers' use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund's custodian will segregate

------

cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

SUBJECT            POLICY
--------------------------------------------------------------------------------
Senior Securities  A fund may not issue senior securities, except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing          A fund may not borrow money, except for temporary or
                   emergency purposes (not for leveraging or investment)
                   in an amount not exceeding 33-1/3% of the fund's total
                   assets.
--------------------------------------------------------------------------------
Lending            A fund may not lend any security or make any other
                   loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its
                   investment objective, policies and limitations or (ii) by
                   engaging in repurchase agreements with respect to
                   portfolio securities.
--------------------------------------------------------------------------------
Real Estate        A fund may not purchase or sell real estate unless
                   acquired as a result of ownership of securities or other
                   instruments. This policy shall not prevent a fund from
                   investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration      A fund may not concentrate its investments in securities
                   of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any
                   of its agencies or instrumentalities) except that the
                   funds may concentrate their investments in securities
                   of issuers as follows: engaged in the technology or
                   telecommunications industries and related industry
                   groups (Technology only); or engaged in the medical and
                   health care industry and related industry groups (Life
                   Sciences only).
--------------------------------------------------------------------------------
Underwriting       A fund may not act as an underwriter of securities issued
                   by others, except to the extent that the fund may be
                   considered an underwriter within the meaning of the
                   Securities Act of 1933 in the disposition of restricted
                   securities.
--------------------------------------------------------------------------------
Commodities        A fund may not purchase or sell physical commodities
                   unless acquired as a result of ownership of securities or
                   other instruments; provided that this limitation shall not prohibit the fund from purchasing or selling options and
                   futures contracts or from investing in securities or other instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control            A fund may not invest for purposes of exercising control
                   over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other American Century-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

------

For purposes of the investment restriction relating to concentration, a fund
(except Life Sciences and Technology) shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT          POLICY
-------------------------------------------------------------------------------------
Leveraging       A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of
                 the total assets of the fund.
-------------------------------------------------------------------------------------
Liquidity        A fund may not purchase any security or enter into a
                 repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to
                 payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
-------------------------------------------------------------------------------------
Short Sales      A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute
                 selling securities short.
-------------------------------------------------------------------------------------
Margin           A fund may not purchase securities on margin, except to
                 obtain such short-term credits as are necessary for the
                 clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
-------------------------------------------------------------------------------------
Futures and      A fund may enter into futures contracts and write and buy put
Options          and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more than the notional value of the investment.
-------------------------------------------------------------------------------------
Issuers with     A fund may invest a portion of its assets in the equity
Limited          securities of issuers with limited operating histories. An issuer
Operating        is considered to have a limited operating history if that issuer
Histories        has a record of less than three years of continuous operation.
                 Periods of capital formation, incubation, consolidations, and research and development may be considered in determining
                 whether a particular issuer has a record of three years of continuous operation.
-------------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rates of each fund are listed in the Financial Highlights tables in the funds' prospectuses. Because NT Emerging Markets and NT
International Growth are new funds, they do not have Financial Highlights.

The portfolio managers will sell securities without regard to the length of time the security has been held. Accordingly, each fund's portfolio turnover rate may be substantial.

The portfolio managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's

------

investment objective, the portfolio managers may sell a given security, regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers'
expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a general rise in price levels is anticipated, the funds may increase their equity positions and decrease their cash positions. However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to pursue the fund's investment. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are characertized as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future. Variations in a fund's portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption activity, varying market conditions, and/or changes in the managers' investment outlook.

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Global Investment Management, Inc. (ACGIM) or American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACGIM, ACIM, ACIS and ACS.

The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies advised by ACGIM or ACIM unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, Jr.(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1924

POSITION(S) HELD WITH FUNDS: Director, Co-Vice Chairman

FIRST YEAR OF SERVICE: 1958

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Founder, Director and Controlling
Shareholder, ACC; Chairman, ACC (January 1995 to December 2004); Director, ACIM,
ACGIM, ACS, ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 63

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1959

POSITION(S) HELD WITH FUNDS: Director, Co-Vice Chairman

FIRST YEAR OF SERVICE: 1990

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, ACC (January 2005 to
present); Co-Chairman, ACC (September 2000 to December 2004); Chairman, ACS and
other ACC subsidiaries; Director, ACC, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 63

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1)  JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1940

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 1980

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chief Executive
Officer/Treasurer, ASSOCIATED BEARINGS COMPANY

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 63

Other Directorships Held by Director: None
--------------------------------------------------------------------------------
Andrea C. Hall, Ph.D., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 1997

Principal Occupation(s) During Past 5 Years: Senior Vice President, MIDWEST
RESEARCH INSTITUTE

Number of Portfolios in Fund Complex Overseen by Director: 63

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
D.D. (Del) Hock, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1935

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 1996

Principal Occupation(s) During Past 5 Years: Retired, formerly Chairman, PUBLIC
SERVICE COMPANY OF COLORADO

Number of Portfolios in Fund Complex Overseen by Director: 63

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, ALLIED MOTION TECHNOLOGIES, INC.
--------------------------------------------------------------------------------
James A. Olson, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1942

POSITION(S) HELD WITH FUNDS: Advisory Board Member

FIRST YEAR OF SERVICE: 2006

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Principal and Chief Financial
Officer, PLAZA BELMONT LLC

Number of Portfolios in Fund Complex Overseen by Director: 63

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, SCS TRANSPORTATION, INC. and
ENTERTAINMENT PROPERTIES TRUST
--------------------------------------------------------------------------------

------

Donald H. Pratt, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUNDS: Director, Chairman of the Board

FIRST YEAR OF SERVICE: 1995

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, WESTERN INVESTMENTS,
INC.; Retired Chairman of the Board, BUTLER MANUFACTURING COMPANY

Number of Portfolios in Fund Complex Overseen by Director: 63

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
Gale E. Sayers, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1943

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer
and Founder, SAYERS40, INC., a technology products and services provider

Number of Portfolios in Fund Complex Overseen by Director: 63

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, TRIAD HOSPITALS, INC.
--------------------------------------------------------------------------------
M. Jeannine Strandjord, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 1994

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Senior Vice
President, SPRINT CORPORATION

Number of Portfolios in Fund Complex Overseen by Director: 63

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST SYSTEMS, INC.; Director,
EURONET WORLDWIDE, INC.
--------------------------------------------------------------------------------
Timothy S. Webster, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUNDS: Director

FIRST YEAR OF SERVICE: 2001

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, AMERICAN ITALIAN PASTA COMPANY (1992 to December 2005)

Number of Portfolios in Fund Complex Overseen by Director: 63

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

Officers
--------------------------------------------------------------------------------

William M. Lyons, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUNDS: President

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present). Also serves as: Chief Executive Officer and President, ACIM, ACGIM, ACIS and other ACC subsidiaries, Executive Vice President, ACS; Director, ACC, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
Jonathan Thomas, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUNDS: Executive Vice President

FIRST YEAR OF SERVICE: 2005

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Vice President, ACC
(November 2005 to present); Chief Administrative Officer, ACC (February 2006 to
present); Also serves as: President, ACS; Chief Executive Officer, Chief
Financial Officer and Chief Accounting Officer, ACIM, ACGIM, ACS, ACIS and other
ACC subsidiaries; Managing Director, MORGAN STANLEY (March 2000 to November
2005)
--------------------------------------------------------------------------------
Maryanne Roepke, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUNDS: Senior Vice President, Treasurer and Chief
Financial Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present). Also serves as: Senior Vice President, ACS; Assistant
Treasurer, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

------

David C. Tucker, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUNDS: Senior Vice President and General Counsel

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present). Also serves as: Senior
Vice President and General Counsel, ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------
Charles C.S. Park, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUNDS: Vice President and Chief Compliance Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (March 2005 to present); Vice President, ACS (February 2000 to present); Assistant General Counsel, ACS (January 1998 to March 2005)
--------------------------------------------------------------------------------
Robert Leach, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUNDS: Controller

FIRST YEAR OF SERVICE: 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February 2000
to present); Controller-Fund Accounting, ACS (June 1997 to present)
--------------------------------------------------------------------------------
Jon Zindel, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUNDS: Tax Officer

FIRST YEAR OF SERVICE: 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS (April 1998 to present). Also serves as: Vice President, ACIM, ACGIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

On December 23, 1999, American Century Services, LLC (ACS) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software and support services for transfer agency services provided by ACS (the
Agreement). ACS pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts. Through December
31, 2005, DST received $21,201,953 in fees from ACS. DST's revenue for the calendar year ended December 31, 2005, was approximately $2.52 billion.

Ms. Strandjord is a director of DST and a holder of 28,031 shares and possesses options to acquire an additional 55,890 shares of DST common stock, the sum of which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement since the provision of the services covered by the Agreement is within the discretion of ACS. DST was chosen by ACS for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACS. DST is the largest mutual fund transfer agent, servicing more than 75 million mutual fund accounts on its shareholder recordkeeping system. Ms. Strandjord's role as a director of
DST was not considered by ACS; she was not involved in any way with the negotiations between ACS and DST; and her status as a director of either DST or the funds was not a factor in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have concluded that the existence of this Agreement does not impair Ms.
Strandjord's ability to serve as an independent director under the Investment
Company Act.

------

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor. In carrying out these responsibilities, the board reviews material factors to evaluate such contracts, including (but not limited
to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the funds and their investors.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

The Advisory Board

The funds also have an Advisory Board. Members of the Advisory Board function like fund directors in many respects, but do not possess voting power. Advisory
Board members attend all meetings of the Board of Directors and the independent directors and receive any materials distributed in connection with such meetings. Advisory Board members may be considered as candidates to fill vacancies on the Board of Directors.

COMMITTEES

The board has five standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

COMMITTEE: Executive
--------------------------------------------------------------------------------
MEMBERS: Donald H. Pratt, James E. Stowers III, M. Jeannine Strandjord

Function: The Executive Committee performs the functions of the Board of
Directors between board meetings, subject to the limitations on its power set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole board.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 0
--------------------------------------------------------------------------------
COMMITTEE: Compliance and Shareholder Communications

MEMBERS: Andrea C. Hall, Ph.D., James A. Olson(1), Gale E. Sayers, M. Jeannine
Strandjord

FUNCTION: The Compliance and Shareholder Communications Committee reviews the results of the funds' compliance testing program, reviews quarterly reports from the communications advisor to the board regarding various compliance matters and monitors the implementation of the funds' Code of Ethics, including any violations.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 3
--------------------------------------------------------------------------------
COMMITTEE: Audit

Members: D.D. (Del) Hock, Thomas A. Brown, Donald H. Pratt, Timothy S. Webster

FUNCTION: The Audit Committee approves the engagement of the funds' independent registered public accounting firm, recommends approval of such engagement to the independent directors, and oversees the activities of the funds' independent registered public accounting firm. The committee receives reports from the advisor's Internal Audit Department, which is accountable to the committee. The committee also receives reporting about compliance matters affecting the funds.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 3
--------------------------------------------------------------------------------

------

COMMITTEE: Governance

MEMBERS: Donald H. Pratt, Thomas A. Brown, Gale E. Sayers, M. Jeannine
Strandjord

FUNCTION: The Governance Committee primarily considers and recommends individuals for nomination as directors. The names of potential director candidates are drawn from a number of sources, including recommendations from members of the board, management (in the case of interested directors only) and shareholders. See Nominations of Directors below. This committee also reviews and makes recommendations to the board with respect to the composition of board committees and other board-related matters, including its organization, size, composition, responsibilities, functions and compensation.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 2
--------------------------------------------------------------------------------
COMMITTEE: Fund Performance Review

MEMBERS: Timothy S. Webster, Thomas A. Brown, Andrea C. Hall, Ph.D., D.D. (Del)
Hock, James A. Olson(1), Donald H. Pratt, Gale E. Sayers, M. Jeannine
Strandjord

FUNCTION: The Fund Performance Review Committee reviews quarterly the investment activities and strategies used to manage fund assets. The committee regularly receives reports from portfolio managers and other investment personnel concerning the funds' investments.

NUMBER OF MEETINGS HELD DURING LAST FISCAL YEAR: 3
--------------------------------------------------------------------------------

(1)  ADVISORY BOARD MEMBER.

Nominations of Directors

As indicated in the table above, the Governance Committee is responsible for identifying, evaluating and recommending qualified candidates for election to the funds' Board of Directors. While the Governance Committee largely considers nominees from searches that it conducts, the committee will consider director candidates submitted by shareholders. Any shareholder wishing to submit a candidate for consideration should send the following information to the
Corporate Secretary, American Century Funds, P.O. Box 410141, Kansas City, MO
64141 or by email to corporatesecretary@americancentury.com:

*  Shareholder's name, the fund name and number of fund shares owned and length of period held;

*  Name, age and address of the candidate;

*  A detailed resume describing, among other things, the candidate's educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g., memberships on other boards and committees, charitable foundations, etc.);

*  Any other information relating to the candidate that is required to be disclosed in solicitations of proxies for election of directors in an election contest pursuant to Regulation 14A under the Securities Exchange Act of 1934;

*  Number of fund shares owned by the candidate and length of time held;

*  A supporting statement which (i) describes the candidate's reasons for seeking election to the Board of Directors and (ii) documents his/her ability to satisfy the director qualifications described in the board's policy;

*  A signed statement from the candidate confirming his/her willingness to serve on the Board of Directors.

The Corporate Secretary will promptly forward such materials to the Governance
Committee chairman. The Corporate Secretary also will maintain copies of such materials for future reference by the Governance Committee when filling board positions.

Shareholders may submit potential director candidates at any time pursuant to these procedures. The Governance Committee will consider such candidates if a vacancy arises or if the board decides to expand its membership, and at such other times as the Governance Committee deems necessary or appropriate.

Compensation of Directors

The directors serve as directors for seven American Century investment companies. Each director who is not an interested person as defined in the
Investment Company Act receives compensation for service as a member of the board of all such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the investment companies

------

based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the investment companies served by this board to each director who is not an interested person as defined in the Investment Company
Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                                                             TOTAL COMPENSATION
                                                             FROM THE AMERICAN
                                TOTAL COMPENSATION           CENTURY FAMILY
NAME OF DIRECTOR                FROM THE FUNDS(1)            OF FUNDS(2)
--------------------------------------------------------------------------------
Thomas A. Brown                 $7,687                       $95,556
--------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.           $8,250                       $102,556
--------------------------------------------------------------------------------
D.D. (Del) Hock                 $8,289                       $103,056
--------------------------------------------------------------------------------
Donald H. Pratt                 $10,622                      $132,056
--------------------------------------------------------------------------------
Gale E. Sayers                  $7,468                       $94,556
--------------------------------------------------------------------------------
M. Jeannine Strandjord          $7,631                       $95,556
--------------------------------------------------------------------------------
Timothy S. Webster              $8,290                       $102,306
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE DIRECTORS FOR THE FISCAL YEAR ENDED
     NOVEMBER 30, 2005, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF
     THE DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE INVESTMENT COMPANIES OF THE AMERICAN
     CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF DEFERRED
     COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS: MR. BROWN,
     $17,011; DR. HALL, $93,556; MR. HOCK, $93,556; MR. PRATT, $18,187; MR.
     SAYERS, $94,556; AND MR. WEBSTER, $51,153.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended November 30, 2005.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2005, as shown in the tables below. Because NT Emerging Markets and NT International Growth was not in
operation as of the calendar year end, it is not included in the tables below.
Because the directors did not oversee the management of International Value as of the most recent calendar year end, the fund does not appear in the tables below.

------

                            NAME OF DIRECTORS
--------------------------------------------------------------------------------
                            JAMES E.      JAMES E.     THOMAS A.   ANDREA C.
                            STOWERS, JR.  STOWERS III  BROWN       HALL, PH.D.
--------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
   Emerging Markets         A             A            C           A
--------------------------------------------------------------------------------
   Global Growth            A             E            C           A
--------------------------------------------------------------------------------
   International            A             D            C           A
   Discovery
--------------------------------------------------------------------------------
   International            A             E            C           D
   Growth
--------------------------------------------------------------------------------
   International            A             E            A           A
   Opportunities
--------------------------------------------------------------------------------
   International Stock      A             A            B           A
--------------------------------------------------------------------------------
   Life Sciences            A             A            B           A
--------------------------------------------------------------------------------
   Technology               A             A            B           A
--------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in
all Registered Investment
Companies Overseen
by Director in Family of
Investment Companies        E             E            E           E
--------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

                                                NAME OF DIRECTORS
----------------------------------------------------------------------------------------
                              D.D. (DEL)  DONALD     GALE E.   M. JEANNINE    TIMOTHY S.
                              HOCK        H. PRATT   SAYERS    STRANDJORD     WEBSTER
----------------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
   Emerging Markets           A           C          A         D              A
----------------------------------------------------------------------------------------
   Global Growth              A           A          A         A              A
----------------------------------------------------------------------------------------
   International              D           A          A         E              E
   Discovery
----------------------------------------------------------------------------------------
   International              D           A          A         A              A
   Growth
----------------------------------------------------------------------------------------
   International              A           A          A         A              A
   Opportunities
----------------------------------------------------------------------------------------
   International Stock        A           A          A         A              A
----------------------------------------------------------------------------------------
   Life Sciences              A           A          A         A              A
----------------------------------------------------------------------------------------
   Technology                 A           C          A         A              A
----------------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in
all Registered Investment
Companies Overseen
by Director in Family of
Investment Companies          E           E          E         E              E
----------------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

CODE OF ETHICS

The funds, their investment advisor, principal underwriter and, if applicable, subadvisor have adopted codes of ethics under Rule 17j-1 of the Investment
Company Act. They permit personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of
Directors has approved the advisor's proxy voting guidelines to govern the advisor's proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for

------

shareholder meetings. The proxy voting guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the proxy voting guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Directors
*  Ratification of Selection of Auditors
*  Equity-Based Compensation Plans
*  Anti-Takeover Proposals
   *  Cumulative Voting
   *  Staggered Boards
   *  "Blank Check" Preferred Stock
   *  Elimination of Preemptive Rights
   *  Non-targeted Share Repurchase
   *  Increase in Authorized Common Stock
   *  "Supermajority" Voting Provisions or Super Voting Share Classes
   *  "Fair Price" Amendments
   *  Limiting the Right to Call Special Shareholder Meetings
   *  Poison Pills or Shareholder Rights Plans
   *  Golden Parachutes
   *  Reincorporation
   *  Confidential Voting
   *  Opting In or Out of State Takeover Laws
*  Shareholder Proposals Involving Social, Moral or Ethical Matters
*  Anti-Greenmail Proposals
*  Changes to Indemnification Provisions
*  Non-Stock Incentive Plans
*  Director Tenure
*  Directors' Stock Options Plans
*  Director Share Ownership

Finally, the proxy voting guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

A copy of the advisor's proxy voting guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the ABOUT US page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

Distribution to the Public

Full portfolio holdings for each fund will be made available for distribution 30 days after the end of each calendar quarter, and will be posted on
americancentury.com at approximately the same time. This disclosure is in addition to the portfolio disclosure in annual and semi-annual shareholder reports, and on Form N-Q, which disclosures are filed with the Securities and
Exchange Commission within sixty days of each fiscal quarter end and also posted on americancentury.com at the time the filings are made.

------

Top 10 holdings for each fund will be made available for distribution monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.

Certain portfolio characteristics determined to be sensitive and confidential will be made available for distribution monthly 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Characteristics not deemed confidential will be available for distribution at any time. The advisor may make determinations of confidentiality on a fund-by-fund basis, and may add or delete characteristics from those considered confidential at any time.

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

Accelerated Disclosure

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's clients, and the review of fund performance for ERISA fiduciary purposes.

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the funds' distributor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading).
Non-disclosure agreements require the approval of an attorney in the advisor's
Legal Department. The advisor's Compliance Department receives quarterly reports detailing which clients received accelerated disclosure, what they received, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure agreements as of February 20,
2006 are as follows:

*  Aetna, Inc.
*  American Fidelity Assurance Co.
*  AUL/American United Life Insurance Company
*  Ameritas Life Insurance Corporation
*  Annuity Investors Life Insurance Company
*  Asset Services Company L.L.C.
*  Bell Globemedia Publishing
*  Bellwether Consulting, LLC
*  Bidart & Ross
*  Business Men's Assurance Co. of America
*  Callan Associates, Inc.
*  Cambridge Financial Services, Inc.
*  Cleary Gull Inc.
*  Commerce Bank, N.A.

------

*  Connecticut General Life Insurance Company
*  CRA RogersCasey, Inc.
*  Defined Contribution Advisors, Inc.
*  EquiTrust Life Insurance Company
*  Evaluation Associates, LLC
*  Evergreen Investments
*  Farm Bureau Life Insurance Company
*  First MetLife Investors Insurance Company
*  Fund Evaluation Group, LLC
*  The Guardian Life Insurance & Annuity Company, Inc.
*  Hewitt Associates LLC
*  ICMA Retirement Corporation
*  ING Life Insurance Company & Annuity Co.
*  Investors Securities Services, Inc.
*  Iron Capital Advisors
*  J.P. Morgan Retirement Plan Services LLC
*  Jefferson National Life Insurance Company
*  Jefferson Pilot Financial
*  Jeffrey Slocum & Associates, Inc.
*  Kansas City Life Insurance Company
*  Kmotion, Inc.
*  The Lincoln National Life Insurance Company
*  Lipper Inc.
*  Manulife Financial
*  Massachusetts Mutual Life Insurance Company
*  Merrill Lynch
*  MetLife Investors Insurance Company
*  MetLife Investors Insurance Company of California
*  Midland National Life Insurance Company
*  Minnesota Life Insurance Company
*  Morgan Stanley DW, Inc.
*  Morningstar Associates LLC
*  Morningstar Investment Services, Inc.
*  National Life Insurance Company
*  Nationwide Financial
*  New England Pension Consultants
*  Northwestern Mutual Life Insurance Co.
*  NT Global Advisors, Inc.
*  NYLIFE Distributors, LLC
*  Principal Life Insurance Company
*  Prudential Financial
*  Rocaton Investment Advisors, LLC
*  S&P Financial Communications
*  Scudder Distributors, Inc.
*  Security Benefit Life Insurance Co.
*  Smith Barney
*  SunTrust Bank
*  Symetra Life Insurance Company
*  Trusco Capital Management
*  Union Bank of California, N.A.
*  The Union Central Life Insurance Company
*  VALIC Financial Advisors
*  VALIC Retirement Services Company
*  Vestek Systems, Inc.
*  Wachovia Bank, N.A.
*  Wells Fargo Bank, N.A.

------

Once a party has executed a non-disclosure agreement, it may receive any or all of the following data for funds in which its clients have investments or are actively considering investment:

(1)  Full holdings quarterly as soon as reasonably available;

(2)  Full holdings monthly as soon as reasonably available;

(3)  Top 10 holdings monthly as soon as reasonably available; and

(4)  Portfolio characteristics monthly as soon as reasonably available.

The types, frequency and timing of disclosure to such parties vary. In most situations, the information provided pursuant to a non-disclosure agreement is limited to certain portfolio characteristics and/or top 10 holdings, which information is provided on a monthly basis. In limited situations, and when approved by a member of the legal department and responsible chief investment officer, full holdings may be provided.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund's holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various service providers to the funds and the funds' advisor must have access to some or all of the funds' portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds' custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades
(as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information.

Additional Safeguards

The advisor's policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor's policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the funds'
Board of Directors exercises oversight of disclosure of the funds' portfolio securities. The board has received and reviewed a summary of the advisor's policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

------

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of April 6, 2006, the following shareholders, beneficial or of record, owned more than 5% of the outstanding shares of any class of the funds. Because NT
Emerging Markets and NT International Growth were not in operation as of April
6, 2006, they are not included in the chart below.

                                                PERCENTAGE OF    PERCENTAGE
                                                OUTSTANDING      OF OUTSTANDING
                                                SHARES OWNED     SHARES OWNED
FUND/CLASS   SHAREHOLDER                        OF RECORD        BENEFICIALLY(1)
--------------------------------------------------------------------------------
Emerging Markets
--------------------------------------------------------------------------------
  Investor
             None
--------------------------------------------------------------------------------
  Institutional
             Bost & Co                          53%              0%
             Eastman Kodak
             Employee Savings and
             Investment Plan
             Pittsburgh, PA

             1999 Irrevocable                   21%              0%
             US Annuity & Gif
             c/o Henry Fett
             St. Louis, MO

             Trustees of American               13%              13%
             Century P/S
             & 401(k) Savings Plan & Trust
             Kansas City, MO
--------------------------------------------------------------------------------
  Advisor
             Charles Schwab & Co., Inc.         59%              0%
             San Francisco, CA

             National Financial Services LLC    24%              0%
             New York, NY
--------------------------------------------------------------------------------
  C
             Pershing LLC                       5%               0%
             Jersey City, NJ
--------------------------------------------------------------------------------
Global Growth
--------------------------------------------------------------------------------
  Investor
             Charles Schwab & Co., Inc.         6%               0%
             San Francisco, CA
--------------------------------------------------------------------------------
  Institutional
             Trustees of American               79%              79%
             Century P/S
             & 401(k) Savings Plan & Trust
             Kansas City, MO

             UMB TR American                    9%               9%
             Century Executive
             Def Comp Plan Trust
             Kansas City, MO

             UMB TR American Century            6%               6%
             Services Corp.
             Stock Option Surrender
             Plan TR
             Kansas City, MO
--------------------------------------------------------------------------------
  Advisor
             Charles Schwab & Co., Inc.         52%              0%
             San Francisco, CA

             Union Bank Trust                   17%              0%
             Nominee
             FBO Select Benefit Omnibus
             San Diego, CA

             Morris & Co.                       6%               0%
             South Bend, IN
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                              PERCENTAGE OF    PERCENTAGE
                                              OUTSTANDING      OF OUTSTANDING
                                              SHARES OWNED     SHARES OWNED
FUND/CLASS   SHAREHOLDER                      OF RECORD        BENEFICIALLY(1)
--------------------------------------------------------------------------------
Global Growth
--------------------------------------------------------------------------------
  A
             Charles Schwab & Co., Inc.       88%              0%
             San Francisco, CA
--------------------------------------------------------------------------------
  B
             American Century Investment      31%              31%
             Management, Inc.
             Kansas City, MO

             American Enterprise              18%              0%
             Investment Svcs
             Minneapolis, MN

             Ferris Baker Watts Inc.          11%              11%
             Pamela A. Hipke
             Manassas, VA

             American Enterprise              8%               0%
             Investment Svcs
             Minneapolis, MN

             Ferris Baker Watts Inc.          7%               0%
             Laura J. Schoenfeld IRA
             Owings Mills, MD

             Pershing LLC                     6%               0%
             Jersey City, NJ

             American Enterprise              5%               0%
             Investment Svcs
             Minneapolis, MN
--------------------------------------------------------------------------------
  C
             Pershing LLC                     14%              0%
             Jersey City, NJ

             First Clearing LLC               11%              11%
             Judith Francis Hudson
             IRA Account
             Glen Allen, VA

             UBS Financial Services Inc.      7%               0%
             FBO Jean Smith LLC
             Minneapolis, MN

             American Enterprise              6%               0%
             Investment Svcs
             Minneapolis, MN

             American Enterprise              6%               0%
             Investment Svcs
             Minneapolis, MN

             American Enterprise              5%               0%
             Investment Svcs
             Minneapolis, MN

             Citigroup Global Markets Inc.    5%               0%
             New York, NY
--------------------------------------------------------------------------------
  R
             American Century Investment      100%             100%
             Management, Inc.
             Kansas City, MO
--------------------------------------------------------------------------------
International Discovery
--------------------------------------------------------------------------------
  Investor
             Charles Schwab & Co., Inc.       13%              0%
             San Francisco, CA
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                               PERCENTAGE OF     PERCENTAGE
                                               OUTSTANDING       OF OUTSTANDING
                                               SHARES OWNED      SHARES OWNED
FUND/CLASS    SHAREHOLDER                      OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------
International Discovery
--------------------------------------------------------------------------------
  Institutional
              JPMorgan Chase                   69%               0%
              Bank Trustee
              401(k) Savings Plan
              of JP Morgan
              Chase & Co. Trust
              Brooklyn, NY

              Trustees of American             13%               13%
              Century P/S
              & 401(k) Savings
              Plan & Trust
              Kansas City, MO
--------------------------------------------------------------------------------
  Advisor
              Arrowhead Trust, Inc.            66%               0%
              San Bernardino, CA

              FISERV ISS & Co                  27%               0%
              FBO Arthur C. Anderson
              Denver, CO
--------------------------------------------------------------------------------
International Growth
--------------------------------------------------------------------------------
  Investor
              Charles Schwab & Co., Inc.       10%               0%
              San Francisco, CA
--------------------------------------------------------------------------------
  Institutional
              The Chase Manhattan              14%               0%
              Bank NA TR
              Huntsman Corp Salary
              Deferral Plan & Trust
              New York, NY

              State Street Bank & Trust TR     11%               0%
              Lowes 401K Plan
              Westwood, MA

              Trustees of American Century     10%               10%
              P/S & 401K Savings
              Plan & Trust
              Kansas City, MO

              American Century Serv Corp       9%                9%
              My Retirement 2025 Portfolio
              Intl Growth Omnibus
              Kansas City, MO

              A.G. Investments Co., L.P.       7%                0%
              Wilmington, DE

              Charles Schwab & Co., Inc.       7%                0%
              San Francisco, CA

              Chase Manhattan                  6%                0%
              Bank NA TR
              Huntsman Corp MPP
              Plan & Trust
              New York, NY
--------------------------------------------------------------------------------
  A
              Charles Schwab & Co., Inc.       73%               0%
              San Francisco, CA
--------------------------------------------------------------------------------
  B
              MLPF&S Inc.                      12%               0%
              Jacksonville, FL

              American Enterprise              5%                0%
              Investment Svcs
              Minneapolis, MN
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                              PERCENTAGE OF     PERCENTAGE
                                              OUTSTANDING       OF OUTSTANDING
                                              SHARES OWNED      SHARES OWNED
FUND/CLASS    SHAREHOLDER                     OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------
International Growth
--------------------------------------------------------------------------------
  C
              MLPF&S Inc.                     16%               0%
              Jacksonville, FL
--------------------------------------------------------------------------------
  R
              ING Life Insurance and          39%               0%
              Annuity Co
              Hartford, CT

              Symetra Investment Services     35%               0%
              Seattle, WA

              MLPF&S Inc.                     20%               0%
              Jacksonville, FL
--------------------------------------------------------------------------------
  Advisor
              State Street Bank               27%               0%
              FBO ADP Daily Val
              North Quincy, MA

              Nationwide Insurance            10%               0%
              Company QPVA
              Columbus, OH

              Nationwide Trust                6%                0%
              Company FSB
              Columbus, OH
--------------------------------------------------------------------------------
International Opportunities
--------------------------------------------------------------------------------
  Investor
              Charles Schwab & Co., Inc.      22%               0%
              San Francisco, CA
--------------------------------------------------------------------------------
  Institutional
              American Century Investment     100%              100%
              Management, Inc.
              Kansas City, MO
--------------------------------------------------------------------------------
International Stock
--------------------------------------------------------------------------------
  Investor Class
              American Century Investment     5%                5%
              Management, Inc.
              Kansas City, MO
--------------------------------------------------------------------------------
International Value
--------------------------------------------------------------------------------
  Investor
              American Century Investment     100%              100%
              Management, Inc.
              Kansas City, MO
--------------------------------------------------------------------------------
  Institutional
              Northwestern Mutual Life        99.92%            0%
              Milwaukee, WI
--------------------------------------------------------------------------------
  A
              Principal Life Insurance        29%               0%
              Des Moines, IA
--------------------------------------------------------------------------------
  B
              None
--------------------------------------------------------------------------------
  C
              American Century Investment     100%              100%
              Management, Inc.
              Kansas City, Missouri
--------------------------------------------------------------------------------
  R
              American Century Investment     100%              100%
              Management, Inc.
              Kansas City, MO
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                              PERCENTAGE OF    PERCENTAGE
                                              OUTSTANDING      OF OUTSTANDING
                                              SHARES OWNED     SHARES OWNED
FUND/CLASS   SHAREHOLDER                      OF RECORD        BENEFICIALLY(1)
--------------------------------------------------------------------------------
Life Sciences
--------------------------------------------------------------------------------
  Investor
             Charles Schwab & Co., Inc.       10%              0%
             San Francisco, CA
--------------------------------------------------------------------------------
  Institutional
             Trustees of American Century     90%              90%
             P/S & 401K Savings
             Plan & Trust
             Kansas City, MO

             UMB TR American Century          7%               7%
             Executive Def Comp
             Plan Trust
             Kansas City, MO
--------------------------------------------------------------------------------
  Advisor
             MG Trust Company Cust FBO        18%              0%
             Scott S Liquid-Gold Inc
             401(K) Plan
             Denver, CO

             MG Trust Company                 16%              0%
             Cust FBO KCG
             Communications 401(K) Plan
             Denver, CO

             Symetra Investment Services      11%              0%
             Seattle, WA

             AG Edwards & Sons C/F            11%              11%
             Edward Hlipala Sr Decd FBO
             Edward Hlipala Jr
             Waterford, CT

             Nationwide Trust                 8%               0%
             Company FSB
             Columbus, OH

             UMBSC & CO                       7%               7%
             FBO Ronald Kufahl IRA
             Kansas City, MO

             Pershing LLC                     6%               0%
             Jersey City, NJ

             Frontier Trust Company TTEE      6%               0%
             FBO Browne Blebotte
             Wilson & Horn
             PLLC 401K Plan
             Fargo, ND

             National Financial               5%               0%
             Services LLC
             New York, NY
--------------------------------------------------------------------------------
  C
             Pershing LLC                     41%              0%
             Jersey City, NJ

             UBS Financial Services Inc.      24%              0%
             FBO Jean Smith LLC
             Washington, DC

             American Century Investment      21%              21%
             Management, Inc.
             Kansas City, MO

             Citigroup Global Markets Inc.    7%               0%
             New York, NY

             American Enterprise              6%               0%
             Investment Svcs
             Minneapolis, MN
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                               PERCENTAGE OF     PERCENTAGE
                                               OUTSTANDING       OF OUTSTANDING
                                               SHARES OWNED      SHARES OWNED
FUND/CLASS    SHAREHOLDER                      OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------
Technology
--------------------------------------------------------------------------------
  Investor
              Charles Schwab & Co., Inc.       8%                0%
              San Francisco, CA
--------------------------------------------------------------------------------
  Institutional
              Trustees of American Century     86%               86%
              P/S & 401K Savings
              Plan & Trust
              Kansas City, MO

              UMB TR American Century          12%               12%
              Executive Def Comp
              Plan Trust
              Kansas City, MO
--------------------------------------------------------------------------------
  Advisor
              MG Trust Cust                    36%               0%
              FBO Gibbs M. Smith Inc.
              401k P/S Plan
              Denver, CO

              Morgan Stanley DW Inc. Cust      24%               0%
              For Harry J. Dougherty
              New York, NY

              MG Trust Company Cust            23%               0%
              FBO Carmel Architectural
              Sales 401K P
              Denver, CO

              MG Trust Cust FBO                5%                0%
              Cincinnati Fastener Co
              401k Plan
              Denver, CO
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of American Century World Mutual Funds, Inc. A shareholder owning of record or beneficially more than 25% of the corporation's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. As of April 6, 2006, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

------

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACGIM, ACIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC.
James E. Stowers, Jr. controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Global Investment Management, Inc. (ACGIM) serves as the investment advisor for each of the funds except Technology. American Century
Investment Management, Inc. (ACIM) serves as the investment advisor for
Technology. A description of the responsibilities of the advisor (ACGIM or ACIM)
appears in each prospectus under the heading MANAGEMENT.

For services provided to each fund, the advisor receives a unified management fee based on a percentage of the net assets of each fund. For more information about the unified management fee, see THE INVESTMENT ADVISOR under the heading
MANAGEMENT in each fund's prospectus. The amount of the fee is calculated daily and paid monthly in arrears. For each fund with a stepped fee schedule, the rate of the fee is determined by applying the formula indicated in the tables below.
This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets"). Strategy assets include assets of the fund and certain assets of other clients of the advisor outside the American Century fund family that use very similar investment teams and strategies. For a fund with a corresponding NT fund, strategy assets for both funds also include the assets of the other. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow the fund to realize scheduled cost savings more quickly. However, it is possible that a fund's strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate. The management fee schedules for the funds appear below.

------

FUND                   CLASS                    PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Emerging               Investor                 1.85% of first $250 million
Markets                and C                    1.75% of the next $250 million
                                                1.50% of the next $500 million
                                                1.25% over $1 billion
                       ---------------------------------------------------------
                       Institutional            1.65% of first $250 million
                                                1.55% of the next $250 million
                                                1.30% of the next $500 million
                                                1.05% over $1 billion
                       ---------------------------------------------------------
                       Advisor                  1.60% of first $250 million
                                                1.50% of the next $250 million
                                                1.25% of the next $500 million
                                                1.00% over $1 billion
--------------------------------------------------------------------------------
Global                 Investor, A, B,          1.30% of first $1 billion
Growth                 C and R                  1.15% of the next $1 billion
                                                1.05% over $2 billion
                       ---------------------------------------------------------
                       Institutional            1.10% of first $1 billion
                                                0.95% of the next $1 billion
                                                0.85% over $2 billion
                       ---------------------------------------------------------
                       Advisor                  1.05% of first $1 billion
                                                0.90% of the next $1 billion
                                                0.80% over $2 billion
--------------------------------------------------------------------------------
International          Investor                 1.75% of first $500 million
Discovery                                       1.40% of the next $500 million
                                                1.20% over $1 billion
                       ---------------------------------------------------------
                       Institutional            1.55% of first $500 million
                                                1.20% of the next $500 million
                                                1.00% over $1 billion
                       ---------------------------------------------------------
                       Advisor                  1.50% of first $500 million
                                                1.15% of the next $500 million
                                                0.95% over $1 billion
--------------------------------------------------------------------------------
International          Investor, A, B,          1.50% of first $1 billion
Growth                 C and R                  1.20% of the next $1 billion
                                                1.10% over $2 billion
                       ---------------------------------------------------------
                       Institutional            1.30% of first $1 billion
                                                1.00% of the next $1 billion
                                                0.90% over $2 billion
                       ---------------------------------------------------------
                       Advisor                  1.25% of first $1 billion
                                                0.95% of the next $1 billion
                                                0.85% over $2 billion
--------------------------------------------------------------------------------
International          Investor                 2.00% of first $250 million
Opportunities                                   1.80% of the next $250 million
                                                1.60% over $500 million
                       ---------------------------------------------------------
                       Institutional            1.80% of first $250 million
                                                1.60% of the next $250 million
                                                1.40% over $500 million
--------------------------------------------------------------------------------

------

FUND                    CLASS                  PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
International           Investor               1.50% of first $1 billion
Stock                                          1.20% of the next $1 billion
                                               1.10% over $2 billion
--------------------------------------------------------------------------------
International           Investor, A, B,        1.30% of first $1 billion
Value                   C and R                1.20% of the next $1 billion
                                               1.10% over $2 billion
                       ---------------------------------------------------------
                        Institutional          1.10% of first $1 billion
                                               1.00% of the next $1 billion
                                               0.90% over $2 billion
--------------------------------------------------------------------------------
Life                    Investor and C         1.50% of first $250 million
Sciences                                       1.40% of the next $250 million
                                               1.30% of the next $250 million
                                               1.20% over $750 million
                       ---------------------------------------------------------
                        Institutional          1.30% of first $250 million
                                               1.20% of the next $250 million
                                               1.10% of the next $250 million
                                               1.00% over $750 million
                       ---------------------------------------------------------
                        Advisor                1.25% of first $250 million
                                               1.15% of the next $250 million
                                               1.05% of the next $250 million
                                               0.95% over $750 million
--------------------------------------------------------------------------------
NT Emerging             Institutional          1.65% of first $250 million
Markets                                        1.55% of the next $250 million
                                               1.30% of the next $500 million
                                               1.05% over $1 billion
--------------------------------------------------------------------------------
NT International        Institutional          1.30% of first $1 billion
Growth                                         1.00% of the next $1 billion
                                               0.90% over $2 billion
--------------------------------------------------------------------------------
Technology              Investor               1.50% of first $250 million
                                               1.40% of the next $250 million
                                               1.30% of the next $250 million
                                               1.20% over $750 million
                       ---------------------------------------------------------
                        Institutional          1.30% of first $250 million
                                               1.20% of the next $250 million
                                               1.10% of the next $250 million
                                               1.00% over $750 million
                       ---------------------------------------------------------
                        Advisor                1.25% of first $250 million
                                               1.15% of the next $250 million
                                               1.05% of the next $250 million
                                               0.95% over $750 million
--------------------------------------------------------------------------------

On each calendar day, each class of each fund accrues a management fee that is equal to the class's management fee rate (as calculated pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years).
On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The management fee is the sum of the daily fee calculations for each day of the previous month.

------

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund by class for the fiscal periods ended November 30, 2005, 2004 and 2003, are indicated in the following table.
Because NT Emerging Markets, NT International Growth and the Investor,
Institutional, C and R Classes of International Value were not in operation as of the fiscal year end, they are not included in the table below. As new classes, information regarding the A and B Classes of Global Growth was not available as of the fiscal year end.

------

UNIFIED MANAGEMENT FEES
FUND/CLASS                       2005               2004             2003
--------------------------------------------------------------------------------
Emerging Markets
  Investor                       $3,107,547         $2,539,382       $1,576,170
--------------------------------------------------------------------------------
  Institutional                  $1,502,384         $1,509,273       $662,797
--------------------------------------------------------------------------------
  C                              $11,749            $8,742           $3,663
--------------------------------------------------------------------------------
  Advisor                        $19,878            $18,451          $11,042
--------------------------------------------------------------------------------
Global Growth
  Investor                       $4,133,017         $3,567,134       $2,858,429
--------------------------------------------------------------------------------
  Institutional                  $82,756            $74,919          $63,636
--------------------------------------------------------------------------------
  C                              $3,621             $1,254           $452
--------------------------------------------------------------------------------
  R                              $110(1)            N/A              N/A
--------------------------------------------------------------------------------
  Advisor                        $28,780            $17,450          $9,149
--------------------------------------------------------------------------------
International Discovery
  Investor                       $15,601,322        $15,998,715      $13,502,397
--------------------------------------------------------------------------------
  Institutional                  $2,308,438         $2,100,036       $1,858,723
--------------------------------------------------------------------------------
  Advisor                        $1,900             $2,250           $1,716
--------------------------------------------------------------------------------
International Growth
  Investor                       $28,230,882        $30,307,265      $29,726,052
--------------------------------------------------------------------------------
  Institutional                  $2,771,282         $3,205,841       $3,036,472
--------------------------------------------------------------------------------
  A                              $238,500           $146,226         $31,435(2)
--------------------------------------------------------------------------------
  B                              $17,131            $11,227          $2,182(3)
--------------------------------------------------------------------------------
  C                              $66,189            $45,064          $15,198
--------------------------------------------------------------------------------
  R                              $13,259            $3,431           $8(4)
--------------------------------------------------------------------------------
  Advisor                        $2,689,985         $2,584,027       $2,149,266
--------------------------------------------------------------------------------
International Opportunities
  Investor                       $3,524,581         $2,578,521       $724,851
--------------------------------------------------------------------------------
  Institutional                  $98,160            $173,992         $97,492(5)
--------------------------------------------------------------------------------
International Stock
  Investor                       $121,852(6)        N/A              N/A
--------------------------------------------------------------------------------
International                    $1,599,704         $1,279,261       $526,758
Value(7)
--------------------------------------------------------------------------------
Life Sciences
  Investor                       $2,343,739         $2,451,463       $2,236,798
--------------------------------------------------------------------------------
  Institutional                  $50,725            $52,327          $51,942
--------------------------------------------------------------------------------
  C                              $561               $255             $120
--------------------------------------------------------------------------------
  Advisor                        $1,810             $1,065           $435
--------------------------------------------------------------------------------
Technology
  Investor                       $2,051,579         $2,735,839       $2,166,238
--------------------------------------------------------------------------------
  Institutional                  $83,697            $111,706         $118,561
--------------------------------------------------------------------------------
  Advisor                        $948               $604             $336
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE R CLASS IS JULY 29, 2005.

(2)  THE INCEPTION DATE FOR THE A CLASS IS JANUARY 31, 2003.

(3)  THE INCEPTION DATE FOR THE B CLASS IS JANUARY 31, 2003.

(4)  THE INCEPTION DATE FOR THE R CLASS IS AUGUST 29, 2003.

(5)  THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS IS JANUARY 9, 2003.

(6)  THE INCEPTION DATE FOR THE FUND IS MARCH 31, 2005.

(7)  INCLUDES MANAGEMENT FEES PAID BY THE A AND B CLASSES OF THE
     PREDECESSOR FUND TO MASON STREET ADVISORS, LLC AS OF THE FISCAL YEAR ENDED
     MARCH 31.

------

SUBADVISORS

The investment management agreements provide that the advisor may delegate certain responsibilities under the agreements to a subadvisor. American Century
Investment Management, Inc. (ACIM) serves as subadvisor for the cash portion of each fund (except Technology) under a subadvisory agreement between American
Century Global Investment Management, Inc. (ACGIM) and ACIM dated January 1,
2005. Templeton Investment Counsel ("Templeton") serves as subadvisor to the
International Value Fund under a subadvisory agreement between the advisor and
Templeton dated March 30, 2006, and approved by shareholders on March 30, 2006.
The subadvisory agreements continue for an initial period of one year (until
July 31, 2007, in the case of the Templeton agreement) and thereafter so long as continuance is specifically approved at least annually by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's directors, provided that in either event the continuance is also approved by a majority of those directors who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on 60 days' written notice by the advisor, the subadvisor, the Board of Directors, or a majority of the fund's outstanding voting securities, and will terminate automatically in the event of its assignment or termination of the investment advisory agreement between the fund and the advisor.

The subadvisory agreements provide that the subadvisors will make investment decisions for the funds in accordance with the funds' investment objectives, policies, and restrictions, and whatever additional written guidelines it may receive from the advisor from time to time.

For these services, ACGIM will pay ACIM a monthly fee at an annual rate of 0.45%
of the cash portion of each fund's (except Technology's) average daily net assets, and will pay Templeton a monthly fee at an annual rate of 0.50% of the first $100 million of the fund's average daily net assets and 0.40% of average daily net assets over $100 million.

For the fiscal years ended March 31, 2005, 2004 and 2003, the Mason Street
Advisors, LLC paid Templeton subadvisory fees as listed in the following table:

TEMPLETON SUBADVISORY FEES
--------------------------------------------------------------------------------
2005                                                                    $771,049
--------------------------------------------------------------------------------
2004                                                                    $627,674
--------------------------------------------------------------------------------
2003                                                                    $254,927
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

All Funds except International Value

Other Accounts Managed

The portfolio managers also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2005)
                              REGISTERED                        OTHER ACCOUNTS
                              INVESTMENT                        (E.G., SEPARATE
                              COMPANIES                         ACCOUNTS AND
                              (E.G., OTHER    OTHER POOLED      CORPORATE
                              AMERICAN        INVESTMENT        ACCOUNTS,
                              CENTURY FUNDS   VEHICLES (E.G.,   INCLUDING
                              AND AMERICAN    COMMINGLED        INCUBATION
                              CENTURY -       TRUSTS AND        STRATEGIES
                              SUBADVISED      529 EDUCATION     AND CORPORATE
                              FUNDS)          SAVINGS PLANS)    MONEY)
--------------------------------------------------------------------------------
EMERGING MARKETS
--------------------------------------------------------------------------------
Michael    Number of Other    2               0                 0
Donnelly   Accounts Managed
           ---------------------------------------------------------------------
           Assets in Other    $2,991,401,232  N/A               N/A
           Accounts Managed
--------------------------------------------------------------------------------
GLOBAL GROWTH
--------------------------------------------------------------------------------
Keith      Number of Other    10              1                 2
Creveling  Accounts Managed
           ---------------------------------------------------------------------
           Assets in Other    $8,059,222,259  $37,592,687       $191,353,335
           Accounts Managed
--------------------------------------------------------------------------------
Helen      Number of Other    0               0                 1
O'Donnell  Accounts Managed
           ---------------------------------------------------------------------
           Assets in Other    N/A             N/A               $2,425,505
           Accounts Managed
--------------------------------------------------------------------------------

------

OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2005)
                                     REGISTERED                           OTHER ACCOUNTS
                                     INVESTMENT                           (E.G., SEPARATE
                                     COMPANIES                            ACCOUNTS AND
                                     (E.G., OTHER      OTHER POOLED       CORPORATE
                                     AMERICAN          INVESTMENT         ACCOUNTS,
                                     CENTURY FUNDS     VEHICLES (E.G.,    INCLUDING
                                     AND AMERICAN      COMMINGLED         INCUBATION
                                     CENTURY -         TRUSTS AND         STRATEGIES
                                     SUBADVISED        529 EDUCATION      AND CORPORATE
                                     FUNDS)            SAVINGS PLANS)     MONEY)
------------------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY
------------------------------------------------------------------------------------------
Mark             Number of Other     1                 0                  2
Kopinski         Accounts Managed
                 -------------------------------------------------------------------------
                 Assets in Other     $45,929,172       N/A                $144,967,279
                 Accounts Managed
------------------------------------------------------------------------------------------
Brian            Number of Other     1                 0                  2
Brady            Accounts Managed
                 -------------------------------------------------------------------------
                 Assets in Other     $45,929,172       N/A                $144,967,279
                 Accounts Managed
------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------
Michael          Number of Other     9                 1                  1
Perelstein       Accounts Managed
                 -------------------------------------------------------------------------
                 Assets in Other     $5,260,859,791    $37,592,687        $188,927,830
                 Accounts Managed
------------------------------------------------------------------------------------------
Keith            Number of Other     10                1                  2
Creveling        Accounts Managed
                 -------------------------------------------------------------------------
                 Assets in Other     $5,649,640,156    $37,592,687        $191,353,335
                 Accounts Managed
------------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES
------------------------------------------------------------------------------------------
Federico         Number of Other     1                 0                  2
Laffan           Accounts Managed
                 -------------------------------------------------------------------------
                 Assets in Other     $214,831,807      N/A                $122,714,730
                 Accounts Managed
------------------------------------------------------------------------------------------
Trevor           Number of Other     1                 0                  2
Gurwich          Accounts Managed
                 -------------------------------------------------------------------------
                 Assets in Other     $214,831,807      N/A                $122,714,730
                 Accounts Managed
------------------------------------------------------------------------------------------
INTERNATIONAL STOCK
------------------------------------------------------------------------------------------
Michael          Number of Other     9                 1                  1
Perelstein       Accounts Managed
                 -------------------------------------------------------------------------
                 Assets in Other     $8,038,913,453    $37,592,687        $188,927,830
                 Accounts Managed
------------------------------------------------------------------------------------------
Keith            Number of Other     10                1                  2
Creveling        Accounts Managed
                 -------------------------------------------------------------------------
                 Assets in Other     $8,427,693,818    $37,592,687        $191,353,335
                 Accounts Managed
------------------------------------------------------------------------------------------
LIFE SCIENCES
------------------------------------------------------------------------------------------
Arnold Douville  Number of Other     0                 0                  0
                 Accounts Managed
                 -------------------------------------------------------------------------
                 Assets in Other     N/A               N/A                N/A
                 Accounts Managed
------------------------------------------------------------------------------------------
Christy Turner   Number of Other     0                 0                  0
                 Accounts Managed
                 -------------------------------------------------------------------------
                 Assets in Other     N/A               N/A                N/A
                 Accounts Managed
------------------------------------------------------------------------------------------

------

OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2005)
                                       REGISTERED                          OTHER ACCOUNTS
                                       INVESTMENT                          (E.G., SEPARATE
                                       COMPANIES                           ACCOUNTS AND
                                       (E.G., OTHER      OTHER POOLED      CORPORATE
                                       AMERICAN          INVESTMENT        ACCOUNTS,
                                       CENTURY FUNDS     VEHICLES (E.G.,   INCLUDING
                                       AND AMERICAN      COMMINGLED        INCUBATION
                                       CENTURY -         TRUSTS AND        STRATEGIES
                                       SUBADVISED        529 EDUCATION     AND CORPORATE
                                       FUNDS)            SAVINGS PLANS)    MONEY)
-------------------------------------------------------------------------------------------
NT EMERGING MARKETS(1)
-------------------------------------------------------------------------------------------
Michael            Number of Other     3                 0                 0
Donnelly           Accounts Managed
                   ------------------------------------------------------------------------
                   Assets in Other     $3,708,242,620    N/A               N/A
                   Accounts Managed
-------------------------------------------------------------------------------------------
NT INTERNATIONAL GROWTH(1)
-------------------------------------------------------------------------------------------
Michael            Number of Other     10                1                 1
Perelstein         Accounts Managed
                   ------------------------------------------------------------------------
                   Assets in Other     $8,533,647,501    $43,694,567       $220,380,601
                   Accounts Managed
-------------------------------------------------------------------------------------------
Keith              Number of Other     11                1                 2
Creveling          Accounts Managed
                   ------------------------------------------------------------------------
                   Assets in Other     $8,971,679,598    $43,694,567       $223,149,263
                   Accounts Managed
-------------------------------------------------------------------------------------------
TECHNOLOGY
-------------------------------------------------------------------------------------------
Tom Telford        Number of Other     2                 0                 0
                   Accounts Managed
                   ------------------------------------------------------------------------
                   Assets in Other     $357,876,483      N/A               N/A
                   Accounts Managed
-------------------------------------------------------------------------------------------

(1)  THE FUND'S INCEPTION DATE WILL BE MAY 12, 2006. THE FUND'S INFORMATION
     IS PROVIDED AS OF MARCH 31, 2006, AND ASSUMES THE FUND WAS IN OPERATION ON
     THAT DATE.

Potential Conflicts of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy.
Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the
"policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as "tracking portfolios."
When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages.
American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

------

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

Compensation

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, such as the funds described in this statement of additional information (other than NT Emerging Markets and NT International Growth), investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, such as NT Emerging Markets and NT
International Growth, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for NT
Emerging Markets and NT International Growth.

A second factor in the bonus calculation relates to the performance of all
American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century
Companies, Inc. (ACC), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the advisor's ability to pay.

RESTRICTED STOCK PLANS

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an

------

individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period
(generally three years).

DEFERRED COMPENSATION PLANS

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the fund's portfolio managers as of November 30, 2005, the fund's most recent fiscal year end. Because NT Emerging Markets and NT
International Growth were not in operation as of November 30, 2005, they are not included in the chart below.

OWNERSHIP OF SECURITIES
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Emerging Markets
        Michael Donnelly            C
--------------------------------------------------------------------------------
Global Growth
        Keith Creveling             C
--------------------------------------------------------------------------------
        Helen O'Donnell             D
--------------------------------------------------------------------------------
International Discovery(1)
        Mark Kopinski               F
--------------------------------------------------------------------------------
        Brian Brady                 E
--------------------------------------------------------------------------------
International Growth
        Michael Perelstein          C
--------------------------------------------------------------------------------
        Keith Creveling             C
--------------------------------------------------------------------------------
International Opportunities(2)
        Federico Laffan             A
--------------------------------------------------------------------------------
        Trevor Gurwich              C
--------------------------------------------------------------------------------
International Stock
        Michael Perelstein(3)       A
--------------------------------------------------------------------------------
        Keith Creveling(3)          A
--------------------------------------------------------------------------------
Life Sciences
        Arnold Douville             C
--------------------------------------------------------------------------------
        Christy Turner              C
--------------------------------------------------------------------------------
Technology
        Tom Telford                 E
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  TO FURTHER ENCOURAGE ALIGNMENT OF THE PORTFOLIO MANAGERS' INTERESTS
     WITH THOSE OF THE SHAREHOLDERS WHOSE ASSETS THEY MANAGE, PORTFOLIO MANAGERS
     WHO HAVE NOT ALREADY DONE SO ARE PERMITTED TO OPEN AN ACCOUNT EVEN THOUGH
     THE FUND IS CLOSED TO OTHER NEW INVESTORS.

(2)  TO FURTHER ENCOURAGE ALIGNMENT OF THE PORTFOLIO MANAGERS' INTERESTS
     WITH THOSE OF THE SHAREHOLDERS WHOSE ASSETS THEY MANAGE, PORTFOLIO MANAGERS
     ARE PERMITTED TO INVEST IN THE FUND EVEN THOUGH IT IS CLOSED TO ALL OTHER
     INVESTMENTS EXCEPT REINVESTED DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(3)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     A TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD INVESTMENT
     STRATEGY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN EACH SUCH
     FUND.

------

International Value

The information under this heading has been provided by Templeton, the subadvisor for International Value.

Other Accounts Managed by Portfolio Managers

Certain of the fund's portfolio managers or members of the investment team as identified in the prospectus may also manage other mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The table below identifies for each person, the number of accounts (other than the funds), for which he or she has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. These categories are collectively referred to as "accounts." None of the accounts identified below pays advisory fees that are based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF SEPTEMBER 30, 2005)
                                                                           OTHER ACCOUNTS
                                                                           (E.G., SEPARATE
                                                                           ACCOUNTS AND
                                                        OTHER POOLED       CORPORATE
                                                        INVESTMENT         ACCOUNTS,
                                                        VEHICLES (E.G.,    INCLUDING
                                                        COMMINGLED         INCUBATION
                                       REGISTERED       TRUSTS AND         STRATEGIES AND
                                       INVESTMENT       529 EDUCATION      CORPORATE
                                       COMPANIES        SAVINGS PLANS)     MONEY)
------------------------------------------------------------------------------------------
INTERNATIONAL
VALUE
------------------------------------------------------------------------------------------
Gary P. Motyl(1)   Number of Other     4(2)             1                  13
                   Accounts Managed
                   -----------------------------------------------------------------------
                   Assets in Other     $6.08 billion    $465.3 million     $5.92 billion
                   Accounts Managed
------------------------------------------------------------------------------------------
Guang Yang(1)      Number of Other     1(2)             0                  13
                   Accounts Managed
                   -----------------------------------------------------------------------
                   Assets in Other     $399.8 million   N/A                $2.01 billion
                   Accounts Managed
------------------------------------------------------------------------------------------

(1)  THE VARIOUS POOLED INVESTMENT VEHICLES AND ACCOUNTS LISTED ARE MANAGED
     BY A TEAM OF INVESTMENT PROFESSIONALS. ACCORDINGLY, THE INDIVIDUAL MANAGERS
     LISTED WOULD NOT BE SOLELY RESPONSIBLE FOR MANAGING SUCH LISTED AMOUNTS.

(2)  EXCLUDES MASON STREET INTERNATIONAL EQUITY, WHICH REORGANIZED INTO THE
     FUND.

Conflicts of Interest

Conflicts of interest may arise when a portfolio manager is responsible for the management of more than one account. The principal types of these potential conflicts may include:

TIME AND ATTENTION. The management of multiple funds and/or accounts may give rise to potential conflicts of interest as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. This could result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other accounts. The effect of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different objectives, benchmarks, time horizons, and fees.

LIMITED INVESTMENT OPPORTUNITIES. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund's ability to take full advantage of the investment opportunity.
Templeton seek to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

VARIATION IN INCENTIVES. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser's management fee and/or the portfolio manager's compensation differs among funds and/or accounts (such as where certain funds

------

or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. In addition, the portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment adviser and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

PERSONAL ACCOUNTS. Portfolio managers may be permitted to purchase and sell securities for their own personal accounts or the personal accounts of family members, which could potentially influence the portfolio manager's decisions with respect to purchasing or selling the same securities for the fund. To mitigate this potential conflict of interest, Templeton has adopted Codes of
Ethics or other policies and procedures governing the personal securities transactions of their portfolio managers.

DIFFERING STRATEGIES. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Templeton and the fund have adopted compliance polices and procedures, as applicable, that are designed to address these, and other, types of conflicts of interest. There is no guarantee, however, that such policies and procedures will be able to detect and/or prevent every situation where a conflict arises.

Templeton seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals.
Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton budget guidelines. Portfolio managers have no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

BASE SALARY

Each portfolio manager is paid a base salary.

ANNUAL BONUS

Each portfolio manager is eligible to receive an annual bonus. Franklin
Templeton feels that portfolio managers should have some deferred or equity-based compensation in order to build a vested interest in the company and its shareholders. With this in mind, bonuses generally are split between cash
(65%) and restricted shares of Franklin Resources, Inc. stock (35%). Larger bonus awards are 50% cash and 50% in restricted shares of Franklin Resources,
Inc. stock. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of the manager and the portfolio manager. Any bonus under the plan is completely discretionary.
While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:

*  INVESTMENT PERFORMANCE: Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

*  RESEARCH: Since the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

------

*  NON-INVESTMENT PERFORMANCE: For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

*  RESPONSIBILITIES: The size and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION.

Portfolio managers may also be awarded options to purchase common shares of
Franklin Resources, Inc. stock that would permit the portfolio manager to purchase a set amount of shares at the market price on the date of grant. Some portfolio managers also may be granted additional restricted shares of Franklin
Resources, Inc. stock. Awards of such equity-based compensation typically vest over time, so as to create incentives to retain key talent.

A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales, and which can give rise to potential conflicts of interest as summarized below.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Portfolio Manager Securities Ownership

As of March 31, 2005, the portfolio managers beneficially owned no shares of the fund.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services, LLC, 4500 Main Street, Kansas City, Missouri 64111,
acts as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and the advisor. The advisor pays ACS's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the discussion under the caption INVESTMENT ADVISOR on page 36.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri
64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the discussion under the caption INVESTMENT ADVISOR on page 36. ACIS does not earn commissions for distributing the funds' shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

------

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, and Commerce
Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the funds' assets. Goldman, Sachs & Co., 85 Broad Street, New York, New York
10004, maintains custody accounts for the safekeeping of futures trading margin for all funds except International Value. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is the independent registered public accounting firm of the funds. The address of Deloitte & Touche LLP is 1100 Walnut Street, Kansas
City, Missouri 64106. As the independent registered public accounting firm of the funds, Deloitte & Touche LLP and its affiliates provide services including:

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers. For the non-cash portion of International Value, ACGIM has delegated responsibility for selecting brokers to execute portfolio transactions to Templeton under the terms of the applicable investment subadvisory agreement.
For the cash portion of Emerging Markets, Global Growth, International
Discovery, International Growth, International Opportunities, International
Stock, International Value, Life Sciences, NT Emerging Markets and NT
International Growth, ACGIM has delegated responsibility for selecting brokers to execute portfolio transactions to ACIM under the terms of the applicable investment subadvisory agreement.

The advisor, or the subadvisor, as the case may be, receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor or subadvisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor or subadvisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor.
The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

In the years ended November 30, 2005, 2004 and 2003, the brokerage commissions of each fund is listed below. Because NT Emerging Markets and NT International
Growth were not in operation as of the fiscal year end, they are not included in the table below.

------

FUND                      2005                 2004                  2003
--------------------------------------------------------------------------------
Emerging                  $2,214,341           $2,610,100            $2,063,281
Markets
--------------------------------------------------------------------------------
Global                    $245,370             $586,362              $814,946
Growth
--------------------------------------------------------------------------------
International             $7,147,549           $10,049,347           $9,263,736
Discovery
--------------------------------------------------------------------------------
International             $7,221,419           $12,050,055           $15,644,627
Growth
--------------------------------------------------------------------------------
International             $891,792             $917,236              $548,093
Opportunities
--------------------------------------------------------------------------------
International             $35,074(1)           N/A                   N/A
Stock
--------------------------------------------------------------------------------
International             $102,053             $60,039               $126,336
Value(2)
--------------------------------------------------------------------------------
Life                      $300,731             $420,107              $281,357
Sciences
--------------------------------------------------------------------------------
Technology                $982,743             $853,680              $751,753
--------------------------------------------------------------------------------

(1)  MARCH 31, 2005 (INCEPTION) THROUGH NOVEMBER 30, 2005.

(2)  YEARS ENDED MARCH 31, 2005, 2004 AND 2003.

Brokerage commissions paid by a fund may vary significantly from year to year as a result of changing asset levels throughout the year, increased or decreased portfolio turnover, varying market conditions, or other factors.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as defined by
Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies:

                                                            VALUE OF SECURITIES
                                                            OWNED AS OF
FUND                     BROKER, DEALER OR PARENT           NOVEMBER 30, 2005
--------------------------------------------------------------------------------
Global                   UBS AG                             $3,636,141
Growth
                       ---------------------------------------------------------
                         Goldman Sachs Group, Inc.          $3,026,691
                       ---------------------------------------------------------
                         Citigroup Inc.                     $2,832,893
--------------------------------------------------------------------------------
International            UBS AG                             $25,384,914
Growth
                       ---------------------------------------------------------
                         Credit Suisse Group                $18,472,271
--------------------------------------------------------------------------------
International            UBS AG                             $185,211
Stock
                       ---------------------------------------------------------
                         Credit Suisse Group                $134,811
--------------------------------------------------------------------------------

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INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series of shares are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investment and other assets held for each series. Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class.
Pursuant to such plan, the funds may issue up to seven classes of shares:
Investor Class, Institutional Class, A Class, B Class, C Class, R Class and
Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any load or commission, for a single unified management fee. It is also available through some financial intermediaries. The Investor Class of those funds which have A and B Classes is not available directly at no load. The
Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor
Class shareholders. As a result, the advisor is able to charge these classes a lower unified management fee. In addition to the management fee, however, the
Advisor Class shares are subject to a Master Distribution and Shareholder
Services Plan (the Advisor Class Plan). The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k)
and other retirement plans. The unified management fee for the A, B, C and R
Classes is the same as for Investor Class, but the A, B, C and R Class shares each are subject to a separate Master Distribution and Individual Shareholder
Services Plan (the A Class Plan, B Class Plan, C Class Plan and R Class Plan,
respectively and collectively with the Advisor Class Plan, the plans) described below. The plans have been adopted by the funds' Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' A, B, C, R and Advisor Classes have approved and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The plans are described below.

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In adopting the plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule
12b-1, information with respect to revenues and expenses under the plans is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the plans.
Continuance of the plans must be approved by the Board of Directors (including a majority of the independent directors) annually. The plans may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding shareholder votes of the affected class.

All fees paid under the plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A Class Plan

As described in the prospectuses, the A Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the funds' distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended November 30, 2005, the aggregate amount of fees paid under the A Class Plan was: International Growth, $48,486.
During the fiscal year ended March 31, 2005, the aggregate amount of distribution fees paid by the predecessor fund under the A Class Plan was:
International Value, $116,424.

Because the A Class of Global Growth was not in operation as of the fiscal year end, no fees were paid under the A Class plan.

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the A Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

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(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' A Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

B Class Plan

As described in the prospectuses, the B Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the funds' distributor 1.00%

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annually of the average daily net asset value of the funds' B Class shares,
0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below) and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended November 30, 2005, the aggregate amount of fees paid under the B Class Plan was: International Growth, $13,936.
During the fiscal year ended March 31, 2005, the aggregate amount of distribution fees paid by the predecessor fund under the B Class Plan was:
International Value, $35,644.

Because the B Class of Global Growth was not in operation as of the fiscal year end, no fees were paid under the B Class Plan.

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the B Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' B Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

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(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

C Class Plan

As described in the prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below)
and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended November 30, 2005, the aggregate amount of fees paid under the C Class
Plan was:

        Emerging Markets             $6,060
        Global Growth                $2,785
        International Growth        $53,895
        Life Sciences                  $373

Because the C Class of International Value was not in operation as of the fiscal year end, no fees were paid under the C Class Plan.

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the C Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

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(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

R Class Plan

As described in the prospectuses, the R Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the R Class Plan. Pursuant to the R Class Plan, the R Class pays the funds' distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended November 30, 2005, the aggregate amount of fees paid under the R Class Plan was:

        Global Growth                  $42
        International Growth        $5,383(1)

(1)  BEFORE A FEE REIMBURSEMENT OF $459 FOR DISTRIBUTION AND SHAREHOLDER
     SERVICES.

Because the R Class of International Value was not in operation as of the fiscal year end, no fees were paid under the R Class Plan.

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The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the R Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of R Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell R
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' R Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

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Advisor Class Plan

As described in the prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To make the funds' shares available through such plans and financial intermediaries, and to compensate them for these services, the funds' advisor has reduced its management fee by 0.25% per annum for the Advisor Class shares and the funds' Board of Directors has adopted the Advisor Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the funds' distributor 0.50%
annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% of which is paid for certain ongoing shareholder and administrative services (as described below) and 0.25% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended November 30, 2005, the aggregate amount of fees paid under the Advisor Class Plan was:

        Emerging Markets                $5,914
        Global Growth                  $13,704
        International Discovery           $782
        International Growth        $1,375,384
        Life Sciences                     $724
        Technology                        $378

The distributor then makes these payments to the financial intermediaries
(including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the Advisor Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services, including, but are not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media)
     of shares and placing purchase, exchange and redemption orders with the funds' distributor;

(b)  providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

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Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended November 30, 2005, the amount of fees paid under the Advisor Class Plan for shareholder services was:

        Emerging Markets              $2,957
        Global Growth                 $6,852
        International Discovery         $391
        International Growth        $687,692
        Life Sciences                   $362
        Technology                      $189

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell
     Advisor Class shares pursuant to Selling Agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended November 30, 2005, the amount of fees paid under the Advisor Class Plan for distribution services was:

        Emerging Markets              $2,957
        Global Growth                 $6,852
        International Discovery         $391
        International Growth        $687,692
        Life Sciences                   $362
        Technology                      $189

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectuses for those classes in the section titled INVESTING
THROUGH A FINANCIAL INTERMEDIARY. Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations:

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*  Qualified retirement plan purchases

*  Certain individual retirement account rollovers

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  Purchases by current and retired employees of American Century and their immediate family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

*  Purchases by certain other investors that American Century deems appropriate, including but not limited to current or retired directors, trustees and officers of funds managed by the advisor and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant prospectuses. You or your financial advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes are subject to a contingent deferred sales charge (CDSC)upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses.
The CDSC may be waived for certain redemptions by some shareholders, as described in the prospectuses.

An investor may terminate his relationship with an intermediary at any time. If the investor does not establish a relationship with a new intermediary and transfer any accounts to that new intermediary, such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

No CDSCs were paid to the distributor for the A Class shares in the fiscal year ended November 30, 2005, for International Growth. Because the A Class and B
Class of Global Growth were not in operation as of the fiscal year end, no CDSC fees were paid.

The aggregate CDSCs paid to the distributor for B Class shares in the fiscal year ended November 30, 2005, for International Growth were $1,817.

The aggregate CDSCs paid to the distributor for C Class shares in the fiscal year ended November 30, 2005, were:

        Emerging Markets              $144
        Global Growth                 $101
        International Growth        $2,554

Payments to Dealers

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the fund at the time of such sales. Payments for A Class shares will be as follows:

PURCHASE AMOUNT                                                DEALER CONCESSION
--------------------------------------------------------------------------------
LESS THAN $50,000                                              5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                                              4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                                            3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                                            2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                                            1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                                        1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                                        0.50%
--------------------------------------------------------------------------------
> $10,000,000                                                  0.25%
--------------------------------------------------------------------------------

------

No concession will be paid on purchases by qualified retirement plans. Payments will equal 4.00% of the purchase price of B Class shares and 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 13 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a CDSC as described in the prospectuses.

From time to time, the distributor may provide additional payments to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public
(including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such payments will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds' prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund's A Class shares is $5.00, the public offering price would be $5.00/(1-5.75%) = $5.31.

Each fund's net asset value (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King
Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded or as of the close of the New
York Stock Exchange, if that is earlier. That value is then converted to U.S.
dollars at the prevailing foreign exchange rate. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price or the official closing price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

------

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculations and the value of the funds' portfolios may be affected on days when shares of the fund may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70%
dividends received deduction to the extent that the fund held those shares for more than 45 days. Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the funds. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries

------

and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 31-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

As of November 30, 2005, the funds in the table below had the following capital loss carryover, which expire in the years and amounts listed. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired. Because NT Emerging Markets and NT
International Growth were not in operation as of the fiscal year end, they are not included in the table below.

FUND                          2009            2010             2011           2012   2013
----------------------------------------------------------------------------------------------
Emerging Markets              -               -                -              -      -
----------------------------------------------------------------------------------------------
Global Growth                 ($23,202,709)   ($28,716,613)    ($459,455)     -      -
----------------------------------------------------------------------------------------------
International Discovery       -               -                -              -      -
----------------------------------------------------------------------------------------------
International Growth          ($152,829,868)  ($637,150,427)   ($57,765,728)  -      -
----------------------------------------------------------------------------------------------
International Opportunities   -               -                -              -      -
----------------------------------------------------------------------------------------------
International Stock           -               -                -              -      ($60,042)
----------------------------------------------------------------------------------------------
International Value(1)        -               -                -              -      -
----------------------------------------------------------------------------------------------
Life Sciences                 -               ($21,395,404)    -              -      -
----------------------------------------------------------------------------------------------
Technology                    ($182,228,391)  ($52,734,830)    -              -      -
----------------------------------------------------------------------------------------------

(1)  AS OF MARCH 31, 2005.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

------

FINANCIAL STATEMENTS

The financial statements for International Growth Fund, International Discovery
Fund, Emerging Markets Fund, Global Growth Fund, Life Sciences Fund, Technology
Fund, International Opportunities Fund and International Stock Fund have been audited by Deloitte & Touche LLP, independent registered public accounting firm.
The Report of Independent Registered Public Accounting Firm and the financial statements included in the annual reports of these funds for the fiscal year ended November 30, 2005, are incorporated herein by reference.

The financial statements for International Value for the fiscal years ended
March 31, 2005, March 31, 2004, March 31, 2003, March 31, 2002 and March 31,
2001 have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. This information reflects financial results of the Mason
Street International Equity Fund, for which International Value is the post-reorganization successor. The Report of Independent Registered Public
Accounting Firm and the financial statements included in the Mason Street Funds
Inc. Annual Report for the fiscal year ended March 31, 2005 are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the prospectuses and in this SAI, some of the funds may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions as noted in the prospectuses. The following is a summary of the rating categories referenced in the prospectuses.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA              This is the highest rating assigned by S&P to a debt
                 obligation. It indicates an
                 extremely strong capacity to pay interest and repay
                 principal.
--------------------------------------------------------------------------------
AA               Debt rated in this category is considered to have a very
                 strong capacity to pay interest and repay principal. It
                 differs from the highest-rated obligations only in small
                 degree.
--------------------------------------------------------------------------------
A                Debt rated A has a strong capacity to pay interest and
                 repay principal, although it is somewhat more susceptible
                 to the adverse effects of changes in circumstances and
                 economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB              Debt rated in this category is regarded as having an
                 adequate capacity to pay
                 interest and repay principal. While it normally exhibits
                 adequate protection parameters, adverse economic
                 conditions or changing circumstances are more likely to
                 lead to a weakened capacity to pay interest and repay
                 principal for debt in this category than in higher-rated
                 categories. Debt rated below BBB is regarded as having
                 significant speculative characteristics.
--------------------------------------------------------------------------------
BB               Debt rated in this category has less near-term vulnerability to default than other
                 speculative issues. However, it faces major ongoing
                 uncertainties or exposure to adverse business, financial,
                 or economic conditions that could lead to inadequate
                 capacity to meet timely interest and principal payments.
                 The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B                Debt rated in this category is more vulnerable to
                 nonpayment than obligations rated BB, but currently has
                 the capacity to pay interest and repay principal. Adverse
                 business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and
                 repay principal.
--------------------------------------------------------------------------------
CCC              Debt rated in this category is currently vulnerable to
                 nonpayment and is dependent upon favorable business,
                 financial, and economic conditions to meet timely payment
                 of interest and repayment of principal. In the event of
                 adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay
                 principal. The CCC rating category is also used for debt
                 subordinated to senior debt that is assigned an actual or
                 implied B or B- rating.
--------------------------------------------------------------------------------
CC               Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt
                 subordinated to senior debt that is assigned an actual or
                 implied CCC rating.
--------------------------------------------------------------------------------

------

--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
C                The rating C typically is applied to debt subordinated
                 to senior debt, and is currently highly vulnerable to
                 nonpayment of interest and principal. This rating may be
                 used to cover a situation where a bankruptcy petition
                 has been filed or similar action taken, but debt service
                 payments are being continued.
--------------------------------------------------------------------------------
D                Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not
                 made on the date due even if the applicable grace period
                 has not expired, unless S&P believes that such payments
                 will be made during such grace period. It also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa       This is the highest rating assigned by Moody's to a debt
          obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa        Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from
          Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A         Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade
          debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
          conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa       Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal.
          While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
Ba        Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing
          uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B         Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa       Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implied B or B3 rating.
--------------------------------------------------------------------------------
Ca        Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C         This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------
FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
AAA       Debt rated in this category has the lowest expectation of credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA        Debt rated in this category has a very low expectation of credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A         Debt rated in this category has a low expectation of credit risk.
          Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------

------

FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
BBB               Debt rated in this category currently has a low
                  expectation of credit risk and an adequate capacity
                  for timely payment of financial commitments. However,
                  adverse changes in circumstances and in economic
                  conditions are more likely to impair this capacity. This is the lowest investment grade category.
--------------------------------------------------------------------------------
BB                Debt rated in this category has a possibility of
                  developing credit risk, particularly as the result of adverse economic change over time. However, business or
                  financial alternatives may be available to allow financial commitments to be met. Securities rated in this category
                  are not investment grade.
--------------------------------------------------------------------------------
B                 Debt rated in this category has significant credit
                  risk, but a limited margin of safety remains. Financial
                  commitments currently are being met, but capacity for
                  continued debt service payments is contingent upon a
                  sustained, favorable business and economic environment.
--------------------------------------------------------------------------------
CCC, CC, C        Debt rated in these categories has a real possibility for
                  default. Capacity for meeting financial commitments
                  depends solely upon sustained, favorable business or
                  economic developments. A CC rating indicates that
                  default of some kind appears probable; a C rating signals
                  imminent default.
--------------------------------------------------------------------------------
DDD, DD, D        The ratings of obligations in these categories are based
                  on their prospects for achieving partial or full recovery
                  in a reorganization or liquidation of the obligor. While
                  expected recovery values are highly speculative and
                  cannot be estimated with any precision, the following
                  serve as general guidelines. DDD obligations have the
                  highest potential for recovery, around 90%-100% of
                  outstanding amounts and accrued interest. DD indicates
                  potential recoveries in the range of 50%-90% and D the
                  lowest recovery potential, i.e., below 50%.

                  Entities rated in these categories have defaulted on
                  some or all of their obligations. Entities rated DDD have
                  the highest prospect for resumption of performance or
                  continued operation with or without a formal
                  reorganization process. Entities rated
                  DD and D are generally undergoing a formal
                  reorganization or liquidation process; those rated DD
                  are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect
                  of repaying all obligations.
--------------------------------------------------------------------------------

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P         MOODY'S           DESCRIPTION
--------------------------------------------------------------------------------
A-1         Prime-1           This indicates that the degree of safety
            (P-1)             regarding timely payment is strong. Standard
                              & Poor's rates those issues determined
                              to possess extremely strong safety
                              characteristics as A-1+.
--------------------------------------------------------------------------------
A-2         Prime-2           Capacity for timely payment on commercial
            (P-2)             paper is satisfactory, but the relative degree of
                              safety is not as high as for issues designated
                              A-1. Earnings trends and coverage ratios,
                              while sound, will be more subject to variation.
                              Capitalization characteristics, while still
                              appropriated, may be more affected by
                              external conditions. Ample alternate liquidity is
                              maintained.
--------------------------------------------------------------------------------
A-3         Prime-3           Satisfactory capacity for timely repayment.
            (P-3)             Issues that carry this rating are somewhat
                              more vulnerable to the adverse changes in
                              circumstances than obligations carrying the
                              higher designations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P               MOODY'S               DESCRIPTION
--------------------------------------------------------------------------------
SP-1              MIG-1;                Notes are of the highest quality
                  VMIG-1                enjoying strong protection from
                                        established cash flows of funds for
                                        their servicing or from established
                                        and broad-based access to the
                                        market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2              MIG-2;                Notes are of high quality, with
                  VMIG-2                margins of protection ample,
                                        although not so large as in the
                                        preceding group.
--------------------------------------------------------------------------------
SP-3              MIG-3;                Notes are of favorable quality, with
                  VMIG-3                all security elements accounted for,
                                        but lacking the undeniable strength
                                        of the preceding grades. Market
                                        access for refinancing, in particular,
                                        is likely to be less well established.
--------------------------------------------------------------------------------
SP-4              MIG-4;                Notes are of adequate quality,
                  VMIG-4                carrying specific risk but having
                                        protection and not distinctly or
                                        predominantly speculative.
--------------------------------------------------------------------------------

------

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, online at americancentury.com, by contacting American Century at the addresses or telephone numbers listed below or by contacting your financial intermediary.

If you own or are considering purchasing fund shares through

*  an employer-sponsored retirement plan
*  a bank
*  a broker-dealer
*  an insurance company
*  another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON               SEC Public Reference Room
                        Washington, D.C.
                        Call 202-942-8090 for location and hours.

ON THE INTERNET         * EDGAR database at sec.gov
                        * By email request at publicinfo@sec.gov

BY MAIL                 SEC Public Reference Section
                        Washington, D.C. 20549-6009

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
americancentury.com
                                   Banks and Trust Companies, Broker-Dealers,
Self-Directed Retail Investors     Financial Professionals, Insurance Companies
P.O. Box 419200                    P.O. Box 419786
Kansas City, Missouri 64141-6200   Kansas City, Missouri 64141-6786
1-800-345-2021 or 816-531-5575     1-800-345-6488

SH-SAI-48424 0605

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

PART C    OTHER INFORMATION

Item 23.  Exhibits

     (a)  (1) Articles of  Incorporation  of Twentieth  Century World Investors,
Inc.,  dated  December  27,  1990  (filed   electronically  as  Exhibit  B1a  to
Post-Effective  Amendment No. 6 to the Registration  Statement of the Registrant
on March 29, 1996, File No. 33-39242, and incorporated herein by reference).

          (2) Articles of Amendment of Twentieth Century World Investors,  Inc.,
dated  August 10, 1993 (filed  electronically  as Exhibit B1b to  Post-Effective
Amendment  No. 9 to the  Registration  Statement of the  Registrant on March 30,
1998, File No. 33-39242, and incorporated herein by reference).

          (3) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated November 8, 1993 (filed  electronically  as Exhibit B1b to  Post-Effective
Amendment  No. 6 to the  Registration  Statement of the  Registrant on March 29,
1996, File No. 33-39242, and incorporated herein by reference).

          (4) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated  April 24,  1995 (filed  electronically  as Exhibit B1c to  Post-Effective
Amendment  No. 6 to the  Registration  Statement of the  Registrant on March 29,
1996, File No. 33-39242, and incorporated herein by reference).

          (5) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated  March 11,  1996 (filed  electronically  as Exhibit B1d to  Post-Effective
Amendment  No. 7 to the  Registration  Statement of the  Registrant  on June 13,
1996, File No. 33-39242, and incorporated herein by reference).

          (6) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated September 9, 1996 (filed  electronically  as Exhibit B1f to Post-Effective
Amendment  No. 9 to the  Registration  Statement of the  Registrant on March 30,
1998, File No. 33-39242, and incorporated herein by reference).

          (7) Articles of Amendment of Twentieth Century World Investors,  Inc.,
dated December 2, 1996 (filed  electronically  as Exhibit B1e to  Post-Effective
Amendment  No. 8 to the  Registration  Statement of the  Registrant on March 31,
1997, File No. 33-39242, and incorporated herein by reference).

          (8) Articles  Supplementary  of American  Century  World Mutual Funds,
Inc.,  dated  December  2,  1996  (filed   electronically   as  Exhibit  B1f  to
Post-Effective  Amendment No. 8 to the Registration  Statement of the Registrant
on March 31, 1997, File No. 33-39242, and incorporated herein by reference).

          (9) Articles  Supplementary  of American  Century  World Mutual Funds,
Inc.,  dated  November  13,  1998  (filed   electronically  as  Exhibit  B1i  to
Post-Effective  Amendment No. 12 to the Registration Statement of the Registrant
on November 13, 1998, File No. 33-39242, and incorporated herein by reference).

          (10) Articles  Supplementary  of American  Century World Mutual Funds,
Inc.,  dated  February  16,  1999  (filed   electronically  as  Exhibit  a10  to
Post-Effective  Amendment No. 15 to the Registration Statement of the Registrant
on March 31, 1999, File No. 33-39242, and incorporated herein by reference).

          (11) Articles  Supplementary  of American  Century World Mutual Funds,
Inc., dated May 22, 2000 (filed  electronically as Exhibit a11 to Post-Effective
Amendment  No. 19 to the  Registration  Statement of the  Registrant  on May 24,
2000, File No. 33-39242, and incorporated herein by reference).

          (12) Articles  Supplementary  of American  Century World Mutual Funds,
Inc.,  dated  October  18,  2000  (filed   electronically   as  Exhibit  a12  to
Post-Effective  Amendment No. 25 to the Registration Statement of the Registrant
on March 28, 2002, File No. 33-39242, and incorporated herein by reference).

          (13) Articles  Supplementary  of American  Century World Mutual Funds,
Inc., dated March 5, 2001 (filed electronically as Exhibit a13 to Post-Effective
Amendment No. 24 to the  Registration  Statement of the  Registrant on April 19,
2001, File No. 33-39242, and incorporated herein by reference).

          (14) Articles  Supplementary  of American  Century World Mutual Funds,
Inc., dated May 21, 2001 (filed  electronically as Exhibit a14 to Post-Effective
Amendment No. 25 to the  Registration  Statement of the  Registrant on March 28,
2002, File No. 33-39242, and incorporated herein by reference).

          (15) Articles  Supplementary  of American  Century World Mutual Funds,
Inc., dated June 14, 2002 (filed electronically as Exhibit a15 to Post-Effective
Amendment No. 27 to the Registration  Statement of the Registrant on October 10,
2002, File No. 33-39242, and incorporated herein by reference).

          (16) Articles  Supplementary  of American  Century World Mutual Funds,
Inc.,   dated  August  14,  2003  (filed   electronically   as  Exhibit  a16  to
Post-Effective  Amendment No. 31 to the Registration Statement of the Registrant
on August 28, 2003, File No. 33-39242, and incorporated herein by reference).

          (17) Articles  Supplementary  of American  Century World Mutual Funds,
Inc.,  dated  January  13,  2005  (filed   electronically   as  Exhibit  a17  to
Post-Effective  Amendment No. 34 to the Registration Statement of the Registrant
on March 30, 2005, File No. 33-39242, and incorporated herein by reference).

          (18) Articles  Supplementary  of American  Century World Mutual Funds,
Inc., dated June 22, 2005 (filed electronically as Exhibit a18 to Post-Effective
Amendment  No. 36 to the  Registration  Statement of the  Registrant on July 28,
2005, File No. 33-39242, and incorporated herein by reference).

          (19) Articles  Supplementary  of American  Century World Mutual Funds,
Inc.,  dated  September  19,  2005  (filed  electronically  as  Exhibit  a19  to
Post-Effective  Amendment No. 38 to the Registration Statement of the Registrant
on November 30, 2005, File No. 33-39242, and incorporated herein by reference).

          (20) Articles  Supplementary  of American  Century World Mutual Funds,
Inc.,  dated  December  13, 2005 (filed  electronically  as Exhibit  1(t) to the
Registration Statement on Form N-14 of the Registrant on December 22, 2005, File
No. 33-39242, and incorporated herein by reference).

          (21) Articles  Supplementary  of American  Century World Mutual Funds,
Inc.,   dated  March  15,  2006   (filed   electronically   as  Exhibit  a21  to
Post-Effective  Amendment No. 42 to the Registration Statement of the Registrant
on March 30, 2006, File No. 33-39242, and incorporated herein by reference).

     (b)  Amended  and  Restated  By-Laws,   dated  September  21,  2004  (filed
electronically  as  Exhibit  b  to  Post-Effective   Amendment  No.  33  to  the
Registration Statement of the Registrant on January 14, 2005, File No. 33-39242,
and incorporated herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article Fifth,  Article Seventh,  Article Eighth,  and Article Ninth of
Registrant's  Articles of  Incorporation,  appearing as Exhibit  (a)(1) to Post-
Effective  Amendment No. 6 on Form N-1A of the Registrant,  and Article Fifth of
Registrant's   Articles   of   Amendment,   appearing   as  Exhibit   (a)(2)  to
Post-Effective  Amendment  No.  9  on  Form  N-1A  of  the  Registrant,  to  the
Registration  Statement on March 30, 1998; and Sections 3, 4, 5, 6, 7, 8, 9, 10,
11, 22, 24, 25, 30, 31, 33, 39, 45 and 46 of  Registrant's  Amended and Restated
By-Laws, incorporated herein by reference as Exhibit b hereto.

     (d)  (1) Amended and Restated  Management  Agreement with American  Century
Investment  Management,  Inc.,  dated July 29,  2005  (filed  electronically  as
Exhibit d1 to Post-Effective  Amendment No. 36 to the Registration  Statement of
the Registrant on July 28, 2005, File No. 33-39242,  and incorporated  herein by reference).

          (2) Amended and Restated  Management  Agreement with American  Century
Global   Investment   Management,   Inc.,   dated   September  29,  2005  (filed
electronically  as  Exhibit  d2  to  Post-Effective  Amendment  No.  38  to  the
Registration  Statement  of the  Registrant  on  November  30,  2005,  File  No.
33-39242, and incorporated herein by reference).

          (3)  Management  Agreement  with American  Century  Global  Investment
Management,  Inc., dated March 30, 2006 (filed  electronically  as Exhibit d3 to
Post-Effective  Amendment No. 42 to the Registration Statement of the Registrant
on March 30, 2006, File No. 33-39242, and incorporated herein by reference).

          (4)  Investment   Subadvisory   Agreement  with  Templeton  Investment
Counsel, LLC, dated March 30, 2006, is included herein.

          (5)  Amended  and  Restated  Investment   Subadvisory  Agreement  with
American  Century  Investment  Management,  Inc.  and  American  Century  Global
Investment Management, Inc., dated April 28, 2006, is included herein.

          (6)  Management  Agreement  with American  Century  Global  Investment
Management, Inc., dated April 28, 2006, is included herein.

     (e) Amended and  Restated  Distribution  Agreement  with  American  Century
Investment Services, Inc., dated April 28, 2006 (filed electronically as Exhibit
e to Post-Effective  Amendment No. 117 to the Registration Statement of American
Century Mutual Funds, Inc. on April 28, 2006, File No. 2-14213, and incorporated herein by reference).

     (f)  Not applicable.

     (g)  (1) Master Agreement with Commerce Bank, N. A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to the Global Custody Agreement with The Chase Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

          (4)  Supplemental  Agreement with The Chase Manhattan Bank, dated July
30, 1999 (filed electronically as an Exhibit to Post-Effective  Amendment No. 16
to the  Registration  Statement of the  Registrant  on March 10, 2000,  File No.
33-39242, and incorporated herein by reference).

          (5)  Supplemental  Agreement  with The  Chase  Manhattan  Bank,  dated
February 1, 2000 (filed electronically as Exhibit h4 to Post-Effective Amendment
No. 23 to the  Registration  Statement of the Registrant on March 14, 2001, File
No. 33-39242, and incorporated herein by reference).

          (6) Amendment No. 2 to the Global Custody  Agreement  between American
Century  Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically  as  Exhibit  g4  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (7) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (8)  Registered  Investment  Company  Custody  Agreement with Goldman,
Sachs & Co., dated February 6, 2006 (filed  electronically  as Exhibit g8 to the Registration Statement on Form N-14 of the Registrant on March 9, 2006, File
No. 33-39242, and incorporated herein by reference).

          (9) Amendment to Futures and Options Account  Agreement and Registered
Investment  Company Custody Agreement with Goldman,  Sachs & Co.,  effective
May 12, 2006, is included herein.

          (10)  Russian  Addendum  for NT Emerging  Markets  Fund with JP Morgan
Chase Bank,  N.A.  dated March 13, 2006 (filed  electronically  as Exhibit g9 to
Post-Effective  Amendment No. 42 to the Registration Statement of the Registrant
on March 30, 2006, File No. 33-39242, and incorporated herein by reference).

          (11) Russian Addendum for NT International  Growth Fund with JP Morgan
Chase Bank,  N.A. dated March 13, 2006 (filed  electronically  as Exhibit g10 to
Post-Effective  Amendment No. 42 to the Registration Statement of the Registrant
on March 30, 2006, File No. 33-39242, and incorporated herein by reference).

     (h)  (1) Transfer Agency Agreement with Twentieth Century  Services,  Inc., dated  March 1, 1991  (filed  electronically  as  Exhibit  B9 to  Post-Effective
Amendment  No. 6 to the  Registration  Statement of the  Registrant on March 29,
1996, File No. 33-39242, and incorporated herein by reference).

          (2) Credit  Agreement  with  JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (3) Termination,  Replacement and Restatement  Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  14,  2005  (filed electronically  as  Exhibit  h13  to  Post-Effective  Amendment  No.  40 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2005,  File No.  2-82734,  and  incorporated  herein by reference).

          (4) Customer  Identification Program Reliance Agreement,  dated August
26, 2004 (filed  electronically as Exhibit h2 to Post-Effective  Amendment No. 1
to the Registration  Statement of American Century Asset Allocation  Portfolios,
Inc. on September  1, 2004,  File No.  333-116351,  and  incorporated  herein by reference).

     (i)  Opinion and Consent of  Counsel,  dated  April 28,  2006,  is included herein.

     (j)  (1) Consent of Deloitte & Touche LLP,  independent  registered  public accounting firm, dated April 24, 2006, is included herein.

          (2)  Consent of  PricewaterhouseCoopers  LLP,  independent  registered public accounting firm, dated April 24, 2006, is included herein.

          (3) Power of Attorney,  dated December 13, 2005 (filed  electronically as Exhibit j2 to Post-Effective  Amendment No. 39 to the Registration  Statement
of the  Registrant on December 14, 2005,  File No.  33-39242,  and  incorporated herein by reference).

          (4)   Secretary's   Certificate,   dated   December  13,  2005  (filed
electronically  as  Exhibit  j3  to  Post-Effective  Amendment  No.  39  to  the
Registration  Statement  of the  Registrant  on  December  14,  2005,  File  No.
33-39242, and incorporated herein by reference).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated September 3, 1996 (filed  electronically as Exhibit b15a to Post-Effective
Amendment  No. 9 to the  Registration  Statement  of  American  Century  Capital
Portfolios,  Inc. on February  17, 1998,  File No.  33-64872,  and  incorporated herein by reference).

          (2)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 13, 1997 (filed  electronically  as
Exhibit b15b to Post-Effective Amendment No. 77 to the Registration Statement of
American  Century Mutual Funds,  Inc. on July 17, 1997,  File No.  2-14213,  and
incorporated herein by reference).

          (3)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 30, 1997 (filed electronically as
Exhibit b15c to Post-Effective Amendment No. 78 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 1998, File No. 2-14213,  and
incorporated herein by reference).

          (4)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 30, 1998 (filed  electronically  as
Exhibit b15e to Post-Effective Amendment No. 11 to the Registration Statement of
American Century Capital  Portfolios,  Inc. on June 26, 1998, File No. 33-64872,
and incorporated herein by reference).

          (5)  Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 13, 1998 (filed  electronically as
Exhibit b15e to Post-Effective Amendment No. 12 to the Registration Statement of
the Registrant on November 13, 1998, File No. 33-39242,  and incorporated herein by reference).

          (6)  Amendment  No.  5 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated February 16, 1999 (filed  electronically as
Exhibit m6 to Post-Effective  Amendment No. 83 to the Registration  Statement of
American Century Mutual Funds, Inc. on February 26, 1999, File No. 2-14213,  and
incorporated herein by reference).

          (7)  Amendment  No.  6 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated July 30, 1999 (filed  electronically  as
Exhibit m7 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century Capital  Portfolios,  Inc. on July 29, 1999, File No. 33-64872,
and incorporated herein by reference).

          (8)  Amendment  No.  7 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 19, 1999 (filed  electronically as
Exhibit m8 to Post-Effective  Amendment No. 87 to the Registration  Statement of
American Century Mutual Funds, Inc. on November 29, 1999, File No. 2-14213,  and
incorporated herein by reference).

          (9)  Amendment  No.  8 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated June 1, 2000 (filed  electronically  as
Exhibit m9 to Post-Effective  Amendment No. 19 to the Registration  Statement of
the Registrant on May 24, 2000, File No. 33-39242,  and  incorporated  herein by reference).

          (10)  Amendment  No.  9 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated April 30, 2001 (filed  electronically  as
Exhibit m10 to Post-Effective  Amendment No. 24 to the Registration Statement of
the Registrant on April 19, 2001, File No. 33-39242,  and incorporated herein by reference).

          (11)  Amendment  No. 10 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m11 to Post-Effective  Amendment No. 94 to the Registration Statement of
American Century Mutual Funds, Inc. on December 13, 2001, File No. 2-14213,  and
incorporated herein by reference).

          (12)  Amendment  No. 11 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 3, 2002 (filed  electronically as
Exhibit m12 to Post-Effective  Amendment No. 26 to the Registration Statement of
the Registrant on October 1, 2002, File No. 33-39242, and incorporated herein by reference).

          (13)  Amendment  No. 12 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated August 1, 2004 (filed  electronically  as
Exhibit m13 to Post-Effective  Amendment No. 32 to the Registration Statement of
American Century Capital Portfolios,  Inc., on July 29, 2004, File No. 33-64872,
and incorporated herein by reference).

          (14) Master Distribution and Individual  Shareholder  Services Plan (C
Class),   dated  March  1,  2001  (filed   electronically   as  Exhibit  m11  to
Post-Effective  Amendment No. 24 to the Registration Statement of the Registrant
on April 19, 2001, File No. 33-39242, and incorporated herein by reference).

          (15)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated April 30, 2001 (filed  electronically as Exhibit m12 to Post-Effective  Amendment No. 24 to the Registration Statement
of the Registrant on April 19, 2001, File No. 33-39242,  and incorporated herein by reference).

          (16)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m15  to  Post-Effective  Amendment  No.  27 to  the
Registration Statement of the Registrant on October 10, 2002, File No. 33-39242,
and incorporated herein by reference).

          (17)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m16  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (18)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (C  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  20 to  the
Registration Statement of American Century Strategic Asset Allocations, Inc., on
September 29, 2004, File No. 33-79482, and incorporated herein by reference).

          (19)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m19  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of the American  Century Mutual Funds,  Inc. on November
29, 2004, File No. 2-14213, and incorporated herein by reference).

          (20)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated March 30, 2006 (filed  electronically as Exhibit m20 to Post-Effective  Amendment No. 23 to the Registration Statement
of American Century  Strategic Asset  Allocations,  Inc. on March 30, 2006, File
No. 33-79482, and incorporated herein by reference).

          (21) Master Distribution and Individual  Shareholder  Services Plan (A
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (22)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class)   dated   February   27,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (23)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (24)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m23  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (25)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class), dated May 1, 2005 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

          (26)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m25  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement  of the  Registrant  on  November  30,  2005,  File  No.
33-39242, and incorporated herein by reference).

          (27)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class), dated March 30, 2006 (filed  electronically as Exhibit m27 to Post-Effective  Amendment No. 23 to the Registration Statement
of American Century  Strategic Asset  Allocations,  Inc. on March 30, 2006, File
No. 33-79482, and incorporated herein by reference).

          (28) Master Distribution and Individual  Shareholder  Services Plan (B
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (29)  Amendment  No.  1 to the  Master  Distribution  and  Shareholder
Services  Plan (B Class),  dated  February  27,  2004 (filed  electronically  as
Exhibit m20 to Post-Effective Amendment No. 104 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 2004, File No. 2-14213,  and
incorporated herein by reference).

          (30)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m26  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (31)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m27  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (32)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class), dated May 1, 2005 (filed  electronically as
Exhibit m18 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

          (33)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m31  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement  of the  Registrant  on  November  30,  2005,  File  No.
33-39242, and incorporated herein by reference).

          (34)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class), dated March 30, 2006 (filed  electronically as Exhibit m34 to Post-Effective  Amendment No. 23 to the Registration Statement
of American Century  Strategic Asset  Allocations,  Inc. on March 30, 2006, File
No. 33-79482, and incorporated herein by reference).

          (35) Master Distribution and Individual  Shareholder  Services Plan (R
Class),  dated  August  29,  2003  (filed   electronically  as  Exhibit  m16  to
Post-Effective  Amendment  No.  17 to the  Registration  Statement  of  American
Century Strategic Asset Allocations, Inc. on August 28, 2003, File No. 33-79482,
and incorporated herein by reference).

          (36)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class), dated May 1, 2004 (filed  electronically as
Exhibit m15 to Post-Effective  Amendment No. 35 to the Registration Statement of
American Century  Quantitative  Equity Funds,  Inc., on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (37)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (R  Class),   dated   February  24,  2005  (filed
electronically  as Exhibit m30 to  Post-Effective  Amendment  No. 22 of American
Century Strategic Asset Allocations,  Inc. on March 30, 2005, File No. 33-79482,
and incorporated herein by reference).

          (38)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class),  dated July 29, 2005 (filed  electronically as Exhibit m33 to Post-Effective Amendment No. 111 to the Registration Statement
of American Century Mutual Funds,  Inc. on July 28, 2005, File No. 2-14213,  and
incorporated herein by reference).

          (39)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (R  Class),   dated   September  29,  2005  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  41 to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
September 29, 2005, File No. 33-19589, and incorporated herein by reference).

          (40)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class), dated March 30, 2006 (filed  electronically as Exhibit m40 to Post-Effective  Amendment No. 23 to the Registration Statement
of American Century  Strategic Asset  Allocations,  Inc. on March 30, 2006, File
No. 33-79482, and incorporated herein by reference).

     (n)  (1) Amended and Restated  Multiple Class Plan, dated September 3, 2002
(filed  electronically  as Exhibit n to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

          (2) Amendment No. 1 to the Amended and Restated  Multiple  Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

          (3) Amendment No. 2 to the Amended and Restated  Multiple  Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated  Multiple  Class Plan,
dated  as  of  February  27,  2004  (filed   electronically  as  Exhibit  n4  to
Post-Effective  Amendment  No. 104 to the  Registration  Statement  of  American
Century  Mutual  Funds,  Inc.  on  February  26,  2004,  File No.  2-14213,  and
incorporated herein by reference).

          (5) Amendment No. 4 to the Amended and Restated  Multiple  Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity  Funds,  Inc., on April 29, 2004,  File No.  33-19589,  and  incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated  Multiple  Class Plan,
dated  August 1, 2004  (filed  electronically  as Exhibit  n6 to  Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust,  on July  29,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

          (7) Amendment No. 6 to the Amended and Restated  Multiple  Class Plan,
dated September 30, 2004 (filed  electronically  as Exhibit n7 to Post-Effective
Amendment No. 20 to the  Registration  Statement of American  Century  Strategic
Asset  Allocations,  Inc.,  on  September  29,  2004,  File  No.  33-79482,  and
incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated  Multiple  Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment  No. 106 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (9) Amendment No. 8 to the Amended and Restated  Multiple  Class Plan,
dated February 24, 2005 (filed  electronically  as Exhibit n9 to  Post-Effective
Amendment No. 22 of American Century Strategic Asset Allocations,  Inc. on March
30, 2005, File No. 33-79482, and incorporated herein by reference).

          (10) Amendment No. 9 to the Amended and Restated  Multiple Class Plan,
dated July 29,  2005  (filed  electronically  as Exhibit  n10 to  Post-Effective
Amendment  No. 111 to the  Registration  Statement  of American  Century  Mutual
Funds,  Inc. on July 28, 2005,  File No.  2-14213,  and  incorporated  herein by reference).

          (11) Amendment No. 10 to the Amended and Restated Multiple Class Plan,
dated September 29, 2005 (filed  electronically as Exhibit n11 to Post-Effective
Amendment No. 41 to the Registration  Statement of American Century Quantitative
Equity Funds,  Inc. on September 29, 2005, File No.  33-19589,  and incorporated herein by reference).

          (12) Amendment No. 11 to the Amended and Restated Multiple Class Plan,
dated March 30, 2006 (filed  electronically  as Exhibit n12 to the  Registration
Statement of American  Century  Strategic Asset  Allocations,  Inc. on March 30,
2006, File No. 33-79482, and incorporated herein by reference).

          (13) Letter  Agreement with American  Century  Investment  Management,
Inc.,  dated  March  30,  2006  (filed  electronically  as  Exhibit  n13  to the
Registration  Statement of the Registrant on March 30, 2006, File No.  33-39242,
and incorporated herein by reference).

     (o)  Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p1 to Post-Effective  Amendment No. 38 to the Registration  Statement
of American  Century  California  Tax-Free and  Municipal  Funds on December 29,
2004, File No. 2-82734, and incorporated herein by reference).

          (2) Independent Directors' Code of Ethics amended March 4, 2000 (filed electronically  as  Exhibit  p2 to  Post-Effective  Amendment  No.  106  to  the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (3)   Franklin   Templeton   Investments   Code   of   Ethics   (filed
electronically  as  Exhibit  pi  to  Post-Effective  Amendment  No.  25  to  the
Registration Statement of Templeton Growth Fund, Inc. on December 30, 2005, File
No. 811-04892, and incorporated herein by reference).

Item 24. Persons Controlled by or Under Common Control with Fund

The  persons  who  serve as the  directors  of the  Registrant  also  serve,  in substantially identical capacities, the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Growth Funds, Inc.
American Century Mutual Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

Because  the  boards  of  each  of  the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 25. Indemnification

     The  Registrant  is a Maryland  Corporation.  Section 2-418 of the Maryland
General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article VIII of the Registrant's  Articles of  Incorporation,  requires the indemnification  of the  Registrant's  directors  and  officers  to  the  extent permitted  by  Section  2-418  of the  Maryland  General  Corporation  Law,  the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26.   Business and Other Connections of Investment Advisor

     American Century Global  Investment  Management,  Inc. (ACGIM) and American
Century  Investment  Management,   Inc.  (ACIM),  the  Registrant's   investment
advisors,   provide  portfolio   management  services  for  other  business  and
institutional  clients.  Business  backgrounds  of the  directors  and principal executive  officers  of  ACGIM  and  ACIM  that  also  hold  positions  with the
Registrant  are included  under  "Management"  in the  Statement  of  Additional
Information  included in this registration  statement.  The remaining  principal executive  officer of ACGIM and ACIM and his  principal  occupations  during the past 2 fiscal years are as follows:

     Mark Mallon  (Senior Vice President and Chief  Investment  Officer of ACGIM
     and  ACIM).  Also  serves as  portfolio  manager  for a number of  American
     Century-advised investment companies.

The principal address for all American Century entities other than ACGIM is 4500
Main Street, Kansas City, MO 64111. The principal address for ACGIM is 666 Third
Avenue, 23rd Floor, New York, NY 10017.

The subadvisor for  International  Value is Templeton  Investment  Counsel,  LLC
(Templeton).  Additional information about the business and other connections of
Templeton  is  available  in Part I of  Templeton's  Form ADV and the  schedules thereto (SEC file number 801-15125).

Item 27.   Principal Underwriters

I.   (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century Growth Funds, Inc.
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly owned subsidiary of American Century Companies, Inc.

     (b) The  following is a list of the  directors  and  executive  officers of
ACIS:

Name and Principal       Positions and Offices             Positions and Offices
Business Address*        with Underwriter                  with Registrant
--------------------------------------------------------------------------------
James E. Stowers, Jr.    Director                          Director and
                                                           Co-Vice Chairman

James E. Stowers III     Chairman and Director             Director and
                                                           Co-Vice Chairman

William M. Lyons         President, Chief Executive        President
                         Officer and Director

Jonathan S. Thomas       Executive Vice President,         Executive
                         Chief Financial Officer, and      Vice President
                         Chief Accounting Officer

Donna Byers              Senior Vice President             none

Brian Jeter              Senior Vice President             none

Mark Killen              Senior Vice President             none

David Larrabee           Senior Vice President             none

Barry Mayhew             Senior Vice President             none

David C. Tucker          Senior Vice President             Senior Vice President
                         and General Counsel               and General Counsel

Clifford Brandt          Chief Compliance Officer          none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28.   Location of Accounts and Records

All  accounts,  books and other  documents  required to be maintained by Section
31(a)  of the  1940  Act,  and  the  rules  promulgated  thereunder,  are in the possession of American  Century Global  Investment  Management,  Inc., 666 Third
Avenue, 23rd Floor, New York, NY 10017; American Century Investment  Management,
Inc., 4500 Main Street, Kansas City, MO 64111 and 1665 Charleston Road, Mountain
View, CA 94043;  American Century Services,  LLC, 4500 Main Street, Kansas City,
MO 64111;  JP Morgan  Chase Bank, 4 Metro Tech Center,  Brooklyn,  NY;  Commerce
Bank, N.A., 1000 Walnut, Kansas City, MO 64105; and Goldman, Sachs & Co., 85
Broad Street,  New York, NY 10004.  Certain  records  relating to the day-to-day portfolio  management  of  International  Value are kept in the  offices  of the subadvisor,  Templeton  Investment  Counsel,  LLC, 500 East Broward Blvd., Suite
2100, Ft. Lauderdale, FL 33394.

Item 29.  Management Services - Not Applicable.

Item 30.   Undertakings - Not Applicable.

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the  undersigned,  duly authorized,  in the City of Kansas  City,  State of  Missouri on the 28th day of
April, 2006.

                                AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
                                (Registrant)

                                By: /*/ William M. Lyons
                                    -----------------------------------------
                                    William M. Lyons
                                    President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                       TITLE                              DATE
---------                       -----                              ----

*William M. Lyons          President                           April 28, 2006
----------------------     and Principal Executive Officer
William M. Lyons

*Maryanne Roepke           Senior Vice President,              April 28, 2006
----------------------     Treasurer and Chief
Maryanne Roepke            Financial Officer

*James E. Stowers, Jr.     Co-Vice Chairman of the             April 28, 2006
----------------------     Board and Director
James E. Stowers, Jr.

*James E. Stowers III      Co-Vice Chairman of the             April 28, 2006
----------------------     Board and Director
James E. Stowers III

*Thomas A. Brown           Director                            April 28, 2006
----------------------
Thomas A. Brown

*Andrea C. Hall, Ph.D.     Director                            April 28, 2006
----------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock          Director                            April 28, 2006
----------------------
D. D. (Del) Hock

*Donald H. Pratt           Chairman of the Board               April 28, 2006
----------------------     and Director
Donald H. Pratt

*Gale E. Sayers            Director                            April 28, 2006
----------------------
Gale E. Sayers

*M. Jeannine Strandjord    Director                            April 28, 2006
----------------------
M. Jeannine Strandjord

*Timothy S. Webster        Director                            April 28, 2006
----------------------
Timothy S. Webster

*By: /s/ Kathleen Gunja Nelson
     ----------------------------------------
     Kathleen Gunja Nelson
     Attorney-in-Fact
     (pursuant to a Power of
     Attorney dated December 13, 2005)